UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22431

RiverPark Funds Trust

(Exact name of registrant as specified in charter)

________

156 West 56th Street, 17th Floor

New York, NY 10019

(Address of principal executive offices) (Zip code)

Morty Schaja

156 West 56th Street, 17th Floor

New York, NY 10019

(Name and address of agent for service)

With copies to:

Thomas R. Westle

Blank Rome LLP

1271 Avenue of the Americas

New York, NY 10020

Registrant’s telephone number, including area code: 212-484-2100

Date of fiscal year end: September 30, 2020

Date of reporting period: March 31, 2020

Item 1. Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Semi-Annual Report March 31, 2020 (Unaudited)
Investment Adviser: RiverPark Advisors, LLC

RiverPark Large Growth Fund

Retail Class and Institutional Class Shares

RiverPark/Wedgewood Fund

Retail Class and Institutional Class Shares

RiverPark Short Term High Yield Fund

Retail Class and Institutional Class Shares

RiverPark Long/Short Opportunity Fund

Retail Class and Institutional Class Shares

RiverPark Strategic Income Fund

Retail Class and Institutional Class Shares

RiverPark Floating Rate CMBS Fund

Retail Class and Institutional Class Shares

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports no longer will be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary, or, if you are a direct investor, by calling 888-564-4517.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 888-564-4517.Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all RiverPark Funds if you invest directly with the Funds.

Table of Contents

Schedules of Investments
RiverPark Large Growth Fund	1
RiverPark/Wedgewood Fund	2
RiverPark Short Term High Yield Fund	3
RiverPark Long/Short Opportunity Fund	6
RiverPark Strategic Income Fund	10
RiverPark Floating Rate CMBS Fund	16
Statements of Assets and Liabilities	18
Statements of Operations	20
Statements of Changes in Net Assets	22
Financial Highlights	26
Notes to Financial Statements	32
Disclosure of Fund Expenses	49

The RiverPark Funds file their complete schedules of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-Port within sixty days after the end of the period. The Funds’ Forms N-Q and Form N-Port reports are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent period ended June 30 is available (i) without charge, upon request, by calling 888-564-4517; and (ii) on the Commission’s website at http://www.sec.gov.

RiverPark Large Growth Fund March 31, 2020 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 98.4%**
Communication Services – 20.3%
Alphabet, Cl A *	799	$928
Alphabet, Cl C *	800	930
Facebook, Cl A *	9,621	1,605
Pinterest, Cl A *	75,772	1,170
Snap, Cl A *	141,581	1,684
Twitter *	39,418	968
Walt Disney	14,123	1,364
		8,649
Consumer Discretionary – 8.4%
Amazon.com *	1,471	2,868
NIKE, Cl B	8,803	728
		3,596
Financials – 7.2%
Blackstone Group, Cl A (a)	48,935	2,230
CME Group, Cl A	4,809	832
		3,062
Health Care – 14.7%
DexCom *	4,958	1,335
Exact Sciences *	29,222	1,695
Illumina *	6,414	1,752
Intuitive Surgical *	3,020	1,495
		6,277
Industrials – 6.0%
Lockheed Martin	1,899	644
Northrop Grumman	1,917	580
Uber Technologies *	48,043	1,341
		2,565
Information Technology – 37.4%
Adobe *	4,207	1,339
Apple	5,448	1,385
Autodesk *	9,547	1,490
Bill.Com Holdings *	19,297	660
Mastercard, Cl A	6,017	1,453
Microsoft	16,486	2,600
PayPal Holdings *	11,311	1,083
RingCentral, Cl A *	2,579	547
salesforce.com *	3,979	573
ServiceNow *	4,795	1,374
Shopify, Cl A *	1,993	831
Twilio, Cl A *	16,627	1,488
Visa, Cl A	6,858	1,105
		15,928
Real Estate – 4.4%
American Tower REIT, Cl A	4,107	895
Equinix REIT	1,571	981
		1,876
Total Common Stock
(Cost $31,215) (000)		41,953

Total Investments — 98.4%
(Cost $31,215) (000)		$41,953

As of March 31, 2020, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

Percentages are based on Net Assets of $42,614 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	Security considered Master Limited Partnership. At March 31, 2020, these securities amounted to $2,230 (000) or 5.2% of Net Assets.

Cl — Class

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

RiverPark/Wedgewood Fund March 31, 2020 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 99.2%**
Communication Services – 23.8%
Alphabet, Cl A *	3,927	$4,563
Electronic Arts *	28,000	2,805
Facebook, Cl A *	30,022	5,007
		12,375
Consumer Discretionary – 14.1%
Booking Holdings *	1,192	1,604
Starbucks	36,184	2,379
Tractor Supply	39,806	3,365
		7,348
Financials – 2.8%
S&P Global	5,845	1,432

Health Care – 14.7%
Alcon *	34,006	1,728
Bristol-Myers Squibb	27,434	1,529
Edwards Lifesciences *	23,270	4,390
		7,647
Industrials – 1.8%
Copart *	13,340	914

Information Technology – 42.0%
Apple	19,017	4,836
CDW	17,541	1,636
FleetCor Technologies *	4,310	804
Keysight Technologies *	23,483	1,965
Microsoft	11,459	1,807
Motorola Solutions	19,271	2,562
NVIDIA	7,477	1,971
PayPal Holdings *	25,225	2,415
Visa, Cl A	23,665	3,813
		21,809
Total Common Stock
(Cost $47,762) (000)		51,525

Rights — 0.1%
Health Care – 0.1%
Bristol Myers Squid CVR*	16,909	64

Total Rights
(Cost $36) (000)		64

Total Investments — 99.3%
(Cost $47,798) (000)		$51,589

As of March 31, 2020, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

Percentages are based on Net Assets of $51,945 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

CVR — Contingent Value Right

The accompanying notes are an integral part of the financial statements.

RiverPark Short Term High Yield Fund March 31, 2020 (Unaudited)

Description	Face Amount (000)†		Value (000)
Schedule of Investments
Corporate Obligations — 66.3%
Communication Services – 19.4%
CCO Holdings
5.250%, 09/30/22		42,449	$42,714
5.125%, 05/01/23 (a)		1,071	1,089
CenturyLink
5.625%, 04/01/20		25,149	25,149
Charter Communications Operating
3.579%, 07/23/20		2,506	2,498
DISH DBS
5.125%, 05/01/20		12,298	12,247
Level 3 Financing
5.375%, 08/15/22		1,946	1,957
Linkem
7.000%, VAR Euribor 3 Month+7.000%, 08/09/22 (a)	EUR	21,306	23,174
Sirius XM Radio
3.875%, 08/01/22 (a)		6,947	6,973
Sprint Communications
7.000%, 08/15/20		8,373	8,407
			124,208
Consumer Discretionary – 7.1%
Fiat Chrysler Automobiles
4.500%, 04/15/20		20,517	20,576
Lennar
6.625%, 05/01/20		16,610	16,733
Shea Homes
5.875%, 04/01/23 (a)		8,000	8,118
			45,427
Consumer Staples – 0.2%
Safeway
3.950%, 08/15/20		1,641	1,624

Health Care – 6.1%
Kinetic Concepts
12.500%, 11/01/21 (a)		38,526	38,765
Industrials – 20.6%
Archrock Partners
6.000%, 10/01/22		12,155	12,155
Briggs & Stratton
6.875%, 12/15/20		8,667	6,544
GFL Enviromental
5.625%, 05/01/22 (a)		45,433	46,214
HC2 Holdings
11.500%, 12/01/21 (a)		8,092	7,586
Icahn Enterprises
6.250%, 02/01/22		2,978	3,001
Nielsen Finance
4.500%, 10/01/20		28,136	27,398
United Rentals North America
5.500%, 07/15/25		28,853	28,456
			131,354
Information Technology – 10.5%
Anixter
5.125%, 10/01/21		10,058	10,095
Dell International
5.875%, 06/15/21 (a)		22,356	22,468
EMC
2.650%, 06/01/20		3,757	3,749
NortonLifeLock
4.200%, 09/15/20		1,474	1,466
Unisys
10.750%, 04/15/22 (a)		27,814	29,370
			67,148
Technology – 1.8%
Xerox
3.500%, 08/20/20		3,984	3,927
2.800%, 05/15/20		6,364	6,355
2.750%, 09/01/20		1,072	1,071
			11,353
Utilities – 0.6%
Vistra Energy
5.875%, 06/01/23		3,656	3,674

Total Corporate Obligations
(Cost $429,483) (000)			423,553

Municipal Bonds — 5.3%
General Obligations – 0.4%
State of Wisconsin
Callable 04/16/20 @ 100
5.640%, 05/01/29 (b)		2,600	2,600

The accompanying notes are an integral part of the financial statements.

RiverPark Short Term High Yield Fund March 31, 2020 (Unaudited)

Description	Face Amount (000)†	Value (000)
General Revenue – 2.6%
Harbor Point Infrastructure Improvement District
Callable 04/1/20 @ 100
7.875%, 04/01/20	$16,324	$16,324

Industrial Development – 1.1%
Monroe County, Industrial Development
5.000%, 05/01/20	1,500	1,505

St. Lucie Florida County
Callable 04/16/20 @ 100
0.950%, 09/01/28 (b)	5,685	5,685
		7,190
Power – 0.2%
Monroe County, Development Authority
1.550%, 06/01/49 (b)	1,000	1,000

Pullution Control – 1.0%
Floyd County, Development Authority
Callable 04/16/20 @ 100
1.020%, 09/01/26 (b)	6,680	6,680

Total Municipal Bonds
(Cost $33,792) (000)		33,794

Common Stock — 4.5%
Financials – 4.5%
Forum Merger II, Cl A *	800,000	8,232
Gordon Pointe Acquisition *	59,185	632
Megalith Financial Acquisition, Cl A *	299,650	3,083
Pure Acquisition *	1,600,000	16,624

Total Common Stock
(Cost $28,332) (000)		28,571

Convertible Bond — 0.9%
Energy – 0.9%
Ship Finance International
5.750%, 10/15/21	6,340	5,630

Total Convertible Bond
(Cost $6,370) (000)		5,630

Bank Loan Obligations — 12.4%(c)
Energy – 4.4%
Pacific Gas & Electric
3.930%, 12/31/20	29,477	28,544

Information Technology – 2.6%
Infor (US), Inc. (fka Lawson Software Inc.) , Tranche B-6 Term Loan,
3.750%, 02/01/22	15,830	15,172
Internap Corporation, Initial Term Loan, 1st Lien
7.250%, VAR ICE LIBOR USD 3 Month+6.250%, 04/06/22	4,834	1,450
		16,622
Telecommunications – 5.4%
Cincinnati Bell Inc., Tranche B Term Loan, 1st Lien
4.250%, 08/16/24	13,602	12,937
Windstream Services, LLC (fka Windstream Corporation), Term Facility (DIP), 1st Lien
3.490%, VAR LIBOR+2.500%, 03/08/21	22,105	21,442
		34,379
Total Bank Loan Obligations
(Cost $85,940) (000)		79,545

Total Investments — 89.4%
(Cost $583,917) (000)		$571,093

A list of the open forward foreign currency contracts held by the Fund at March 31, 2020, is as follows (000):

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	04/07/20	USD	545	EUR	490	$(5)
Brown Brothers Harriman	04/07/20	EUR	21,432	USD	23,884	242
						$237

The accompanying notes are an integral part of the financial statements.

RiverPark Short Term High Yield Fund March 31, 2020 (Unaudited)

The following is a list of the inputs used as of March 31, 2020 in valuing the Fund’s investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$423,553	$—	$423,553
Municipal Bonds	—	33,794	—	33,794
Common Stock	28,571	—	—	28,571
Convertible Bond	—	5,630	—	5,630
Bank Loan Obligations	—	79,545	—	79,545
Total Investments in Securities	$28,571	$542,522	$—	$571,093

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$242	$—	$242
Unrealized Depreciation	—	(5)	—	(5)
Total Other Financial Instruments	$—	$237	$—	$237

*	Forward contracts are valued at the unrealized appreciation (depreciation) on the instrument. See Note 2 in Notes to Financial Statements for additional information.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

Percentages are based on Net Assets of $638,940 (000).
*	Non-income producing security.
†	In U.S. Dollar unless otherwise indicated.
(a)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees. At March 31, 2020, these securities amounted to $183,757 (000) or 28.8% of Net Assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based prevailing interest rates.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Cl — Class

EURIBOR— Euro London Interbank Offered Rate

EUR— Euro

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

USD — U.S. Dollar

VAR— Variable Rate

The accompanying notes are an integral part of the financial statements.

RiverPark Long/Short Opportunity Fund March 31, 2020 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 87.7%**
Communication Services – 17.5%
Alphabet, Cl A *(a)	1,559	$1,812
Alphabet, Cl C *(a)	1,564	1,819
Facebook, Cl A *(a)	20,007	3,337
Pinterest, Cl A *(a)	142,760	2,204
Snap, Cl A *(a)	276,644	3,289
Twitter *(a)	87,539	2,150
Walt Disney	16,101	1,555
		16,166
Consumer Discretionary – 7.2%
Amazon.com *	2,694	5,252
NIKE, Cl B	16,992	1,406
		6,658
Consumer Staples – 0.7%
Costco Wholesale (a)	2,313	660

Financials – 10.9%
Apollo Global Management, Cl A	63,128	2,115
Blackstone Group, Cl A (a) (b) (c)	101,916	4,645
CME Group, Cl A	8,775	1,517
KKR	75,554	1,773
		10,050
Health Care – 11.9%
DexCom *	12,130	3,266
Exact Sciences *	58,406	3,388
Illumina *	5,551	1,516
Intuitive Surgical *(a)	5,781	2,863
		11,033
Industrials – 4.8%
Northrop Grumman	6,337	1,917
Uber Technologies *(a)	89,739	2,506
		4,423
Information Technology – 30.9%
Adobe *(a)	8,701	2,769
Apple	11,559	2,939
Autodesk *	1,192	186
Bill.Com Holdings *	59,281	2,028
Mastercard, Cl A (a)	11,187	2,702
Microsoft	33,740	5,321
PayPal Holdings *(a)	20,277	1,941
RingCentral, Cl A *	8,282	1,755
salesforce.com *(a)	10,792	1,554
ServiceNow *(a)	8,061	2,310
Twilio, Cl A *	31,127	2,786
Visa, Cl A	14,320	2,307
		28,598
Real Estate – 3.8%
American Tower REIT, Cl A	7,498	1,633
Equinix REIT	2,974	1,857
		3,490
Total Common Stock
(Cost $65,953) (000)		81,078

Total Investments — 87.7%
(Cost $65,953) (000)		$81,078

Written Options — (0.7)%(d)
Total Written Options
(Premiums Received $947) (000)		(612)

Description	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
WRITTEN OPTIONS — (0.7)%
Put Options
Chipotle Mexican Grill*	(14)	$(71)	$540.00	09/19/20	$(71)
Lululemon Athletica*	(47)	(81)	155.00	09/19/20	(81)
Netflix*	(25)	(40)	295.00	09/19/20	(40)
NVIDIA Corporation*	(36)	(55)	210.00	09/19/20	(55)
Shopify*	(22)	(102)	350.00	10/17/20	(102)
Tesla*	(15)	(173)	525.00	09/19/20	(173)
Uber Technologies*	(348)	(90)	22.00	09/19/20	(90)
		(612)			(612)
Total Written Options
(Premiums Received $947) (000)		$(612)			$(612)

The accompanying notes are an integral part of the financial statements.

RiverPark Long/Short Opportunity Fund March 31, 2020 (Unaudited)

A list of open swap agreements held by the Fund at March 31, 2020 was as follows:

Equity Swap Agreements
Company Reference	Counterparty	Receive (Pay)	Termination Date	Notional (000)	Value (000)	Net Unrealized Appreciation/ (Depreciation) (000)†
360 Finance Inc, ADR	Goldman Sachs International	Fed Funds - (0.50)%	02/18/21	$(518)	$(454)	$64
Adobe Systems Inc	Goldman Sachs International	Fed Funds - (0.50)%	09/10/20	294	293	(1)
Align Technology Inc	Goldman Sachs International	Fed Funds - (0.50)%	03/03/21	(1,411)	(1,039)	372
Alphabet Inc, Cl A	Goldman Sachs International	Fed Funds - (0.50)%	09/10/20	193	189	(4)
Alphabet Inc, Cl C	Goldman Sachs International	Fed Funds - (0.50)%	09/10/20	188	184	(4)
Altice Usa Inc, Cl A	Goldman Sachs International	Fed Funds - (0.50)%	04/22/21	(812)	(919)	(107)
Amazon.Com Inc	Goldman Sachs International	Fed Funds - (0.50)%	09/10/20	877	909	32
American Airlines	Goldman Sachs International	Fed Funds - (0.50)%	05/04/21	(461)	(456)	5
American Homes 4 Rent	Goldman Sachs International	Fed Funds - (0.50)%	04/22/21	(1,109)	(1,281)	(172)
Ametek Inc	Goldman Sachs International	Fed Funds - (0.50)%	04/13/21	(415)	(368)	47
Aramark	Goldman Sachs International	Fed Funds - (0.50)%	04/22/21	(816)	(893)	(77)
At&T Inc	Goldman Sachs International	Fed Funds - (0.50)%	03/03/21	(903)	(680)	223
Autodesk Inc	Goldman Sachs International	Fed Funds - (0.50)%	10/28/20	2,759	2,845	86
Automatic Data Process	Goldman Sachs International	Fed Funds - (0.50)%	04/22/21	(825)	(1,029)	(204)
Boyd Gaming Corporation	Goldman Sachs International	Fed Funds - (0.50)%	04/07/21	(1,119)	(838)	281
C.H. Robinson	Goldman Sachs International	Fed Funds - (0.50)%	03/26/21	(734)	(708)	26
Canada Goose Holding	Goldman Sachs International	Fed Funds - (0.50)%	04/13/21	(430)	(369)	61
Carmax Inc	Goldman Sachs International	Fed Funds - (0.50)%	04/28/21	(425)	(372)	53
Carnival Corp	Goldman Sachs International	Fed Funds - (0.50)%	04/29/21	(630)	(574)	56
Carvana Co	Goldman Sachs International	Fed Funds - (0.50)%	04/28/21	(418)	(426)	(8)
Caterpillar Inc	Goldman Sachs International	Fed Funds - (0.50)%	04/07/21	(821)	(1,011)	(190)
Centurylink Inc	Goldman Sachs International	Fed Funds - (0.50)%	08/26/21	(929)	(684)	245
Cerner Corp	Goldman Sachs International	Fed Funds - (0.50)%	05/01/20	(742)	(770)	(28)
Charter Communication, Cl A	Goldman Sachs International	Fed Funds - (0.50)%	04/22/21	(797)	(900)	(103)
Cimpress	Goldman Sachs International	Fed Funds - (0.50)%	08/26/21	(1,091)	(460)	631
Cogent Comm Group	Goldman Sachs International	Fed Funds - (0.50)%	04/07/21	(844)	(908)	(64)
Comcast Corp, Cl A	Goldman Sachs International	Fed Funds - (0.50)%	04/22/21	(819)	(833)	(14)
Costco Wholesale Co	Goldman Sachs International	Fed Funds - (0.50)%	04/14/21	1,222	1,108	(114)
Darden Restaurants	Goldman Sachs International	Fed Funds - (0.50)%	04/29/21	(447)	(436)	11
Deere & Company	Goldman Sachs International	Fed Funds - (0.50)%	04/07/21	(1,011)	(1,042)	(31)
Delta Air Lines Inc	Goldman Sachs International	Fed Funds - (0.50)%	05/04/21	(464)	(453)	11
Dexcom Inc	Goldman Sachs International	Fed Funds - (0.50)%	04/27/21	204	255	51
Dish Network, Cl A	Goldman Sachs International	Fed Funds - (0.50)%	04/22/21	(817)	(867)	(50)
E*Trade Financial Co	Goldman Sachs International	Fed Funds - (0.50)%	04/13/21	(1,024)	(1,063)	(39)
Edgewell Personal Care	Goldman Sachs International	Fed Funds - (0.50)%	05/01/20	(902)	(703)	199
Etsy Inc	Goldman Sachs International	Fed Funds - (0.50)%	05/04/21	(232)	(229)	3
Exact Sciences Corp	Goldman Sachs International	Fed Funds - (0.50)%	04/07/21	848	766	(82)
Expedia Inc	Goldman Sachs International	Fed Funds - (0.50)%	03/26/21	(1,195)	(681)	514
Expeditors	Goldman Sachs International	Fed Funds - (0.50)%	03/26/21	(705)	(685)	20
Facebook	Goldman Sachs International	Fed Funds - (0.50)%	09/10/20	161	144	(17)
Farfetch Ltd, Cl A	Goldman Sachs International	Fed Funds - (0.50)%	05/04/21	(230)	(222)	8
Graco Inc	Goldman Sachs International	Fed Funds - (0.50)%	05/13/20	(379)	(404)	(25)
Grubhub Inc	Goldman Sachs International	Fed Funds - (0.50)%	05/20/20	(374)	(366)	8
Hanesbrands Inc	Goldman Sachs International	Fed Funds - (0.50)%	04/22/21	(803)	(695)	108
Healthequity Inc	Goldman Sachs International	Fed Funds - (0.50)%	04/14/21	(1,092)	(1,272)	(180)
Hilton Worldwide Hotels	Goldman Sachs International	Fed Funds - (0.50)%	05/04/21	(440)	(462)	(22)
Hyatt Hotels Corp	Goldman Sachs International	Fed Funds - (0.50)%	05/04/21	(444)	(470)	(26)
Illumina Inc	Goldman Sachs International	Fed Funds - (0.50)%	01/13/21	2,195	2,068	(127)
Interpublic Group	Goldman Sachs International	Fed Funds - (0.50)%	04/14/21	(758)	(786)	(28)
Intuitive Surgical	Goldman Sachs International	Fed Funds - (0.50)%	03/09/21	1,298	1,127	(171)
Invitation Homes Inc	Goldman Sachs International	Fed Funds - (0.50)%	04/22/21	(1,119)	(1,360)	(241)
Iron Mountain Inc	Goldman Sachs International	Fed Funds - (0.50)%	05/01/20	(1,455)	(1,104)	351
Liberty Global PLC, Cl A	Goldman Sachs International	Fed Funds - (0.50)%	04/22/21	(823)	(797)	26
Liberty Media Corp, Cl C	Goldman Sachs International	Fed Funds - (0.50)%	04/14/21	(418)	(510)	(92)

The accompanying notes are an integral part of the financial statements.

RiverPark Long/Short Opportunity Fund March 31, 2020 (Unaudited)

Equity Swap Agreements (Continued)
Company Reference	Counterparty	Receive (Pay)	Termination Date	Notional (000)	Value (000)	Net Unrealized Appreciation/ (Depreciation) (000)†
Lockheed Martin Corp	Goldman Sachs International	Fed Funds - (0.50)%	04/21/21	$2,206	$2,459	$253
Madison Square Garden	Goldman Sachs International	Fed Funds - (0.50)%	04/14/21	(419)	(446)	(27)
Manchester United, Cl A	Goldman Sachs International	Fed Funds - (0.50)%	04/14/21	(397)	(457)	(60)
Marriott International	Goldman Sachs International	Fed Funds - (0.50)%	05/04/21	(434)	(444)	(10)
Mastercard Inc	Goldman Sachs International	Fed Funds - (0.50)%	04/07/21	655	540	(115)
MGM Mirage	Goldman Sachs International	Fed Funds - (0.50)%	04/22/21	(914)	(1,022)	(108)
Microsoft Corporation	Goldman Sachs International	Fed Funds - (0.50)%	09/10/20	263	308	45
Newell Brands Inc	Goldman Sachs International	Fed Funds - (0.50)%	04/22/21	(817)	(976)	(159)
Nielsen Holdings PLC	Goldman Sachs International	Fed Funds - (0.50)%	04/22/21	(820)	(766)	54
Northrop Gruman Corp	Goldman Sachs International	Fed Funds - (0.50)%	04/27/21	200	222	22
Norwegian Cruise Lines	Goldman Sachs International	Fed Funds - (0.50)%	04/29/21	(561)	(496)	65
Omnicom Group	Goldman Sachs International	Fed Funds - (0.50)%	04/14/21	(747)	(751)	(4)
Paychex Inc	Goldman Sachs International	Fed Funds - (0.50)%	04/22/21	(830)	(1,010)	(180)
Paypal Holdings Inc	Goldman Sachs International	Fed Funds - (0.50)%	04/15/21	286	265	(21)
Penn National Gaming	Goldman Sachs International	Fed Funds - (0.50)%	04/28/21	(603)	(602)	1
Pinterest Inc, Cl A	Goldman Sachs International	Fed Funds - (0.50)%	04/07/21	825	755	(70)
Publicis Groupe	Goldman Sachs International	Fed Funds - (0.50)%	03/26/21	(1,119)	(837)	282
Regency Centers Corp	Goldman Sachs International	Fed Funds - (0.50)%	05/01/20	(585)	(345)	240
Royal Caribbean Cruises	Goldman Sachs International	Fed Funds - (0.50)%	04/29/21	(632)	(580)	52
Salesforce.Com Inc	Goldman Sachs International	Fed Funds - (0.50)%	09/10/20	603	575	(28)
Schwab Charles Corp	Goldman Sachs International	Fed Funds - (0.50)%	04/13/21	(658)	(679)	(21)
Sensata Technologies	Goldman Sachs International	Fed Funds - (0.50)%	04/07/21	(697)	(577)	120
Servicenow Inc	Goldman Sachs International	Fed Funds - (0.50)%	04/15/21	218	228	10
Shaw Communications	Goldman Sachs International	Fed Funds - (0.50)%	04/22/21	(827)	(1,017)	(190)
Shopify Inc	Goldman Sachs International	Fed Funds - (0.50)%	04/21/21	1,891	2,241	350
Snap Inc, CL A	Goldman Sachs International	Fed Funds - (0.50)%	04/08/21	909	983	74
Snap On Inc	Goldman Sachs International	Fed Funds - (0.50)%	05/01/20	(791)	(716)	75
Spectrum Brands Hold	Goldman Sachs International	Fed Funds - (0.50)%	04/29/21	(404)	(425)	(21)
Stericycle Inc	Goldman Sachs International	Fed Funds - (0.50)%	03/03/21	(723)	(661)	62
Stitch Fix Inc, Cl A	Goldman Sachs International	Fed Funds - (0.50)%	05/04/21	(230)	(224)	6
Trimble Navigation	Goldman Sachs International	Fed Funds - (0.50)%	05/01/20	(912)	(729)	183
Twilio Inc, CL A	Goldman Sachs International	Fed Funds - (0.50)%	01/13/21	290	286	(4)
Twitter Inc	Goldman Sachs International	Fed Funds - (0.50)%	04/21/21	228	239	11
Uber Technologies	Goldman Sachs International	Fed Funds - (0.50)%	04/07/21	843	882	39
United Airlines Holdings Inc	Goldman Sachs International	Fed Funds - (0.50)%	05/04/21	(462)	(472)	(10)
Verizon Communications	Goldman Sachs International	Fed Funds - (0.50)%	04/22/21	(420)	(436)	(16)
Walt Disney Company	Goldman Sachs International	Fed Funds - (0.50)%	04/07/21	1,707	1,494	(213)
Watsco Inc	Goldman Sachs International	Fed Funds - (0.50)%	08/26/21	(383)	(371)	12
Wayfair Inc, Cl A	Goldman Sachs International	Fed Funds - (0.50)%	05/04/21	(225)	(232)	(7)
World Wrestling Entertainment	Goldman Sachs International	Fed Funds - (0.50)%	04/14/21	(412)	(417)	(5)
WPP PLC	Goldman Sachs International	Fed Funds - (0.50)%	03/26/21	(952)	(624)	328
Wynn Resorts Limited	Goldman Sachs International	Fed Funds - (0.50)%	04/29/21	(626)	(585)	41
Zebra Technologies, CL A	Goldman Sachs International	Fed Funds - (0.50)%	03/03/21	(725)	(597)	128
Zillow Group Inc, CL A	Goldman Sachs International	Fed Funds - (0.50)%	04/29/21	(441)	(412)	29
						$2,484

The accompanying notes are an integral part of the financial statements.

RiverPark Long/Short Opportunity Fund March 31, 2020 (Unaudited)

The following is a list of the inputs used as of March 31, 2020 in valuing the Fund’s investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$81,078	$—	$—	$81,078
Total Investments in Securities	$81,078	$—	$—	$81,078

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(612)	$—	$—	$(612)
Equity Swaps‡
Unrealized Appreciation	—	5,974	—	5,974
Unrealized Depreciation	—	(3,490)	—	(3,490)
Total Other Financial Instruments	$(612)	$2,484	$—	$1,872

‡	Equity Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

Percentages are based on Net Assets of $92,497 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
†	Inclusive of accrued dividends and interest related to Total Return Swaps.
(a)	Underlying security for a Total Return Swap.
(b)	Security considered Master Limited Partnership. At March 31, 2020, these securities amounted to $4,645 (000) or 5.0% of Net Assets.
(c)	This security or a partial position of this security has been committed as collateral for option contracts. The aggregate market value of the collateral as of March 31, 2020 was $3,498 (000).
(d)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

PLC — Public Limited Company

REIT — Real Estate Investment Trust

Amounts designated as “— “ are $0 or rounded to $0.

The accompanying notes are an integral part of the financial statements.

RiverPark Strategic Income Fund March 31, 2020 (Unaudited)

Description	Face Amount (000)†		Value (000)
Schedule of Investments
Corporate Obligations — 65.0%
Communication Services – 19.1%
CCO Holdings
5.250%, 09/30/22		1,232	$1,240
5.125%, 05/01/23 (a)		7,272	7,390
5.125%, 05/01/23 (a)		60	61
Comcast
3.100%, 04/01/25		362	385
Connect Finco SARL
6.750%, 10/01/26 (a)		6,417	5,326
CSC Holdings
5.375%, 07/15/23 (a)		2,657	2,674
DISH DBS
5.125%, 05/01/20		904	900
Linkem
7.000%, VAR Euribor 3 Month+7.000%, 08/09/22 (a)	EUR	8,896	9,676
Sirius XM Radio
5.375%, 04/15/25 (a)		2,113	2,147
T-Mobile USA
6.000%, 03/01/23		3,184	3,221
Walt Disney
3.700%, 03/23/27		383	425
			33,445
Consumer Discretionary – 14.0%
Arrow Bidco
9.500%, 03/15/24 (a)		361	166
Diamond Sports Group
5.375%, 08/15/26 (a)		1,385	1,133
Dollar Tree
2.536%, VAR ICE LIBOR USD 3 Month+0.700%, 04/17/20		2,166	2,165
Expedia Group
5.950%, 08/15/20		1,100	1,085
Ford Motor Credit
1.574%, VAR ICE LIBOR USD 3 Month+0.790%, 06/12/20 (b)		4,828	4,685
Foxtrot Escrow
12.250%, 11/15/26 (a)		2,938	2,308
Georg Jensen
6.000%, VAR Euribor 3 Month+6.000%, 05/15/23	EUR	500	516
Jacktel
10.000%, 12/04/23 (a)		1,700	595
Lifefit Group Midco GmbH
7.500%, VAR Euribor 3 Month+7.500%, 07/26/23	EUR	1,160	1,108
Nexteer Automotive Group
5.875%, 11/15/21 (a)		2,405	2,408
Party City Holdings
6.625%, 08/01/26 (a)		1,002	105
SB Holdco
8.000%, VAR Euribor 3 Month+8.000%, 07/13/22	EUR	1,900	1,530
Shea Homes
5.875%, 04/01/23 (a)		2,153	2,185
Silversea Cruise Finance
7.250%, 02/01/25 (a)		3,866	3,320
Tapestry
4.250%, 04/01/25 (b)		1,269	1,168
			24,477
Consumer Staples – 2.2%
Cott Holdings
5.500%, 04/01/25 (a)		2,971	2,900
Fresh Market
9.750%, 05/01/23 (a)		2,020	960
			3,860
Energy – 5.1%
CITGO Petroleum
6.250%, 08/15/22 (a)		2,951	2,678
EP Energy
7.750%, 05/15/26 (a) (c)		4,962	719
GFL Environmental
5.625%, 05/01/22 (a)		1,859	1,891
Golar LNG Partners
6.083%, VAR ICE LIBOR USD 3 Month+4.400%, 05/22/20		1,000	828
Sanjel Corporation
0.000%, 12/31/49 (a) (c) (d) (e) (f)		2,700	—
0.000%, 12/31/49 (c) (d) (e)		101	—
0.000%, 12/31/49 (c) (d) (e)		101	—
0.000%, 12/31/49 (c) (d) (e)		101	—

The accompanying notes are an integral part of the financial statements.

RiverPark Strategic Income Fund March 31, 2020 (Unaudited)

Description	Face Amount (000)†		Value (000)
0.000%, 12/31/49 (c) (d) (e)		101	$—
0.000%, 12/31/49 (c) (d) (e)		101	—
0.000%, 12/31/49 (c) (d) (e)		101	—
0.000%, 12/31/49 (c) (d) (e)		101	—
SESI
7.750%, 09/15/24		2,360	605
7.125%, 12/15/21 (a)		4,370	1,857
W&T Offshore
9.750%, 11/01/23 (a)		1,213	282
			8,860
Financials – 0.2%
Toll Road Investors Partnership II MBIA Insurance Corp
–%, 02/15/45 (a) (e)		215	70
Vostok New Ventures
5.750%, 10/04/22	SEK	2,250	198
			268
Industrials – 15.8%
America West Airlines Pass-Through Trust, Ser 2000-1 Ambac Assurance Corp
8.057%, 07/02/20		189	190
Archrock Partners
6.000%, 10/01/22		4,646	4,646
Borealis Finance
7.500%, 11/16/22 (a)		2,248	1,480
Chembulk Holding
8.000%, 02/02/23 (a)		400	326
Continental Airlines Pass-Through Trust, Ser 2000-2, Cl A1
7.707%, 04/02/21		305	307
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/22		534	548
HC2 Holdings
11.500%, 12/01/21 (a)		2,232	2,093
ICAHN Enterprises LP
6.250%, 05/15/26		1,992	1,894
%, 05/15/27		1,927	1,795
MPC Container Ships Invest BV
5.945%, VAR ICE LIBOR USD 3 Month+4.750%, 09/22/22		2,600	1,602
Mueller Industries
6.000%, 03/01/27 (b)		5,170	4,710
Stolt-Nielsen
6.375%, 09/21/22		3,700	3,423
StorCentric Peleus Insurance Co
5.875%, 02/19/23 (a)		844	824

Description	Face Amount (000)†/ Shares		Value (000)
Triumph Group Inc
6.250%, 09/15/24 (a)		2,467	$2,214
Welbilt
9.500%, 02/15/24		1,816	1,559
			27,611
Information Technology – 5.3%
CentralNic Group
7.000%, VAR Euribor 3 Month+7.000%, 07/03/23	EUR	1,318	1,163
Dell International
7.125%, 06/15/24 (a)		2,277	2,359
Intel
3.750%, 03/25/27		749	834
NVIDIA
2.850%, 04/01/30		368	385
Trimble
4.150%, 06/15/23		1,465	1,484
Unisys
10.750%, 04/15/22 (a)		2,964	3,130
			9,355
Materials – 2.4%
Alcoa Nederland Holding BV
6.750%, 09/30/24 (a)		3,002	2,933
NOVA Chemicals
5.250%, 06/01/27 (a)		1,582	1,342
			4,275
Real Estate – 0.9%
Five Point Operating
7.875%, 11/15/25 (a)		1,813	1,573

Total Corporate Obligations
(Cost $134,552) (000)			113,724

Common Stock — 5.6%
Consumer Discretionary – 1.8%
Appvion (d) (f)		305,017	3,020

Financials – 2.4%
Schultze Special Purpose Acquisition *		115,120	1,165
Subversive Capital Acquisition, Cl A *		313,000	3,033
			4,198
Materials – 0.8%
RA Parent (d) (f)		56	1,430

The accompanying notes are an integral part of the financial statements.

RiverPark Strategic Income Fund March 31, 2020 (Unaudited)

Description	Face Amount (000)†/ Shares		Value (000)
Real Estate – 0.6%
Alpine Income Property Trust		63,113	$777
Consolidated-Tomoka Land		6,589	298
			1,075
Total Common Stock
(Cost $12,459) (000)			9,723

Convertible Bonds — 2.7%
Consumer Discretionary – 0.2%
WildBrain
5.875%, 09/30/24 (a)	CAD	825	352

Energy – 1.2%
Ship Finance International
5.750%, 10/15/21		2,426	2,154

Industrials – 0.4%
HC2 Holdings
7.500%, 06/01/22 (a)		1,232	715

Real Estate – 0.9%
Consolidated-Tomoka Land
3.875%, 04/15/25 (a)		1,989	1,551

Total Convertible Bonds
(Cost $5,891) (000)			4,772

Municipal Bond — 2.7%
General Revenue – 2.7%
Harbor Point Infrastructure Improvement District
7.875%, 04/01/20		4,664	4,664

Total Municipal Bond
(Cost $4,664) (000)			4,664

Trade Claims — 1.7%
Utilities – 1.7%
Pacific Gas & Electric(d) (f)		3,006	2,961

Total Trade Claims
(Cost $2,585) (000)			2,961

Description	Shares/Face Amount (000)	Value (000)
Exchange-Traded Fund — 0.9%
Financials – 0.9%
iShares iBoxx High Yield Corporate Bond ETF	21,000	$1,619

Total Exchange-Traded Fund
(Cost $1,812) (000)		1,619

Preferred Stock — 0.1%
Real Estate – 0.1%
Monmouth Real Estate Investment
6.125%	4,217	94

Total Preferred Stock
(Cost $92) (000)		94

Warrant — 0.0%
Financials – 0.0%
Tuscan Holdings II*	34,625	10

Total Warrant
(Cost $17) (000)		10

Bank Loan Obligations — 19.2%(g)
Communications – 4.1%
GTT Communications, Inc., Closing Date U.S. Term Loan, 1st Lien
3.740%, VAR LIBOR+2.750%, 05/31/25	$1,262	882
Internap Corporation, Initial Term Loan, 1st Lien
7.250%, VAR ICE LIBOR USD 3 Month+0.750%, 04/06/22	5,411	1,623
Windstream Services, LLC (fka Windstream Corporation), Term Facility (DIP), Term Loan, 1st Lien
3.490%, VAR LIBOR+2.500%, 02/26/21	2,672	2,592
Windstream Services, LLC (fka Windstream Corporation), Tranche B-6 Term Loan (2016), Term Loan, 1st Lien
9.750%, VAR Prime Rate by Country+5.000%, 03/29/21	3,334	2,050
		7,147

The accompanying notes are an integral part of the financial statements.

RiverPark Strategic Income Fund March 31, 2020 (Unaudited)

Description	Face Amount (000)	Value (000)
Consumer Discretionary – 6.2%
Appvion, Term Loan
7.520%, 06/12/26	$474	$460
7.000%, VAR LIBOR USD 1 Month+6.000%, 06/12/26	842	816
General Nutrition Centers, Term Loan
8.610%, VAR LIBOR USD 1 Month+7.000%, 12/31/22	1,701	1,464
Monitronics International, Term Loan
7.500%, 03/29/24	1,197	792
Production Resource Group, L.L.C., Term Loan, 1st Lien
8.900%, VAR LIBOR+7.000%, 08/21/24	2,550	1,403
Town Sports International, Term Loan
5.250%, VAR LIBOR USD 1 Month+3.500%, 11/15/20	1,090	381
Trico Group, LLC, Tranche B-2 Term Loan, 1st Lien
8.945%, VAR LIBOR+7.000%, 02/02/24	4,558	3,874
Wrench, Term Loan, 1st Lien
5.450%, 04/30/26	1,496	1,242
%, 04/30/26	502	417
		10,849
Consumer Staples – 0.8%
BI-LO, Term Loan, 1st Lien
9.737%, VAR LIBOR USD 1 Month+8.000%, 05/15/24	592	480
9.660%, VAR LIBOR USD 1 Month+8.000%, 05/15/24	574	465
9.314%, VAR LIBOR USD 1 Month+8.000%, 05/15/24	565	457
		1,402
Energy – 2.0%
Crestwood Holdings LLC, Term Loan, 1st Lien
8.280%, VAR LIBOR+7.500%, 03/06/23	4,431	1,755
Fieldwood Energy LLC, Closing Date Term Loan, 1st Lien
7.027%, VAR LIBOR+5.250%, 04/11/22	5,879	1,837
		3,592
Industrials – 1.2%
IEA Energy Services LLC, 2019 Refinancing Term Loan, 1st Lien
6.750%, VAR LIBOR+6.750%, 09/25/24	2,372	2,111

Materials – 2.3%
Pixelle Specialty Solutions, LLC, Initial Term Loan, 1st Lien
8.103%, VAR LIBOR+6.500%, 10/31/24	3,353	2,906
Real Alloy Holding, Term Loan
13.450%, 12/31/49 (d) (f)	1,133	1,133
		4,039
Utilities – 2.6%
Pacific Gas and Electric Company, Initial Term Loan (DIP), 1st Lien
3.930%, VAR LIBOR+2.250%, 12/31/20	4,706	4,557

Total Bank Loan Obligations
(Cost $49,549) (000)		33,697

Total Investments — 97.9%
(Cost $211,621) (000)		171,264

Schedule of Securities Sold Short, Not Yet Purchased
Corporate Obligations — (2.5)%
Consumer Staples – (1.8)%
Conagra Brands
7.125%, 10/01/26	(1,000)	(1,163)

Kraft Heinz Foods
3.000%, 06/01/26	(2,000)	(1,948)
		(3,111)
Energy – –%
Sanjel Corporation
–%, 12/31/49 (c) (d)	101	—

Financials – (0.3)%
Capital One Financial
3.450%, 04/30/21	(586)	(587)

Health Care – (0.4)%
McKesson
3.950%, 02/16/28	(660)	(695)

Total Corporate Obligations
(Proceeds $4,283) (000)		(4,393)

The accompanying notes are an integral part of the financial statements.

RiverPark Strategic Income Fund March 31, 2020 (Unaudited)

Description	Value (000)
Total Securities Sold Short, Not Yet Purchased
(Proceeds $4,283) (000)	$(4,393)

Written Options — (0.3)%(h)
Total Written Options
(Premiums Received $241) (000)	$(447)

Description	Number of Contracts	Notional Amount ($ Thousands)	Exercise Price	Expiration Date	Value ($ Thousands)
WRITTEN OPTIONS — (0.3)%
Put Options
iShares iBoxx $ Investment Grade Corporate Bond ETF*	(346)	(3,806)	$110.00	09/19/20	(120)
iShares iBoxx High Yield Corporate Bond ETF*	(422)	(3,708)	83.00	05/16/20	(306)
		(7,514)			(426)
Call Options
Crestwood Equity Partners LP*	(404)	(466)	7.50	10/17/20	(21)
Total Written Options
(Premiums Received $241) ($ Thousands)		(7,980)			(447)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2020, is as follows (000):

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	04/07/20	USD	106	CAD	147	$(1)
Brown Brothers Harriman	04/07/20	USD	2,375	EUR	2,115	(42)
Brown Brothers Harriman	04/07/20	SEK	1,965	USD	193	(6)
Brown Brothers Harriman	04/07/20	EUR	746	USD	812	(11)
Brown Brothers Harriman	04/07/20	EUR	14,218	USD	15,845	160
Brown Brothers Harriman	04/07/20	CAD	666	USD	496	23
						$123

The following is a list of the inputs used as of March 31, 2020 in valuing the Fund’s investments, securities sold short, not yet purchased, and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$113,724	$—	$113,724
Common Stock	5,273	—	4,450	9,723
Convertible Bonds	—	4,772	—	4,772
Municipal Bond	—	4,664	—	4,664
Trade Claims	—	—	2,961	2,961
Exchange-Traded Fund	1,619	—	—	1,619
Preferred Stock	—	94	—	94
Warrant	—	10	—	10
Bank Loan Obligations	—	32,564	1,133	33,697
Total Investments in Securities	$6,892	$155,828	$8,544	$171,264

Securities Sold Short, Not Yet Purchased	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$(4,393)	$—	$(4,393)
Total Securities Sold Short, Not Yet Purchased	$—	$(4,393)	$—	$(4,393)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(447)	$—	$—	$(447)
Forwards Contracts*
Unrealized Appreciation	—	183	—	183
Unrealized Depreciation	—	(60)	—	(60)
Total Other Financial Instruments	$(447)	$123	$—	$(324)

*	Forward contracts are valued at the unrealized appreciation (depreciation) on the instrument. See Note 2 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

RiverPark Strategic Income Fund March 31, 2020 (Unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value (000):

	Common Stock	Trade Claims	Bank Loan Obligations	Total
Beginning balance as of October 1, 2019	$4,882	$2,601	$1,133	$8,616
Change in unrealized appreciation/ depreciation)	(415)	360	—	(55)
Purchases	—	—	—	—
Sales	(17)	—	—	(17)
Transfer into Level 3	—	—	—	—
Transfer out of Level 3	—	—	—	—
Ending balance as of March 31, 2020	$4,450	$2,961	$1,133	$8,544
Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(415)	$360	$—	$(55)

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of March 31, 2020. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Assets	Fair Value at March 31, 2020 (000)	Valuation Technique	Unobservable Inputs	Range
Common Stock	$3,020	Multiples and Comparables Methods	3.4x multiple on $46.1mm in EBITDA (total enterprise value) less net debt of $79.2mm on 7.7mm shares outstanding. The multiple used for the unobservable inputs was approx. 53% of the average of the comparable public companies.	4.5x-7.7x multiple (average multiple being 6.4x) of EBITDA on comparable public companies together with $114.7mm-$486mm in EBITDA and $207mm-$984mm of net debt for the companies.
Common Stock	$1,430	Multiples and Comparables Methods	5.0x $44.1mm in EBITDA (total enterprise value) less net debt of $92.3mm on 5,000 shares outstanding. A 30% discount was applied to the average EBITDA multiple of comparable public companies.	4.1x-11.3x multiples of EBITDA, with an average EBITDA of 6.9x, on comparable public companies.
Trade Claims	2,961	Discounted Cash Flow	A bona-fide quote of 98.50 from an independent broker was used to support this valuation.	—
Bank Loan Obligations	1,133	Multiples Method	Net leverage remains relatively low. The company also exercised its PIK payment option for its March and June coupons (coupon is LIBOR + 12% or a total coupon of 13.45% as of March 31st).	1.9x-2.1x net leverage coupled with $44.1mm in EBITDA for the company.

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Percentages are based on Net Assets of $175,021 (000).
*	Non-income producing security.
†	In U.S. Dollar unless otherwise indicated.
(a)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees. At March 31, 2020, these securities amounted to $71,743 (000) or 41.0% of Net Assets.

(b)

This security or partial position of this security has been committed as collateral for open short positions and option contracts. The aggregate market value of the collateral as of March 31, 2020 was $10,563 (000).

(c)	Security in default on interest payments.
(d)	Level 3 security in accordance with fair value hierarchy.
(e)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time purchase.
(f)	Securities considered illiquid. The total value of such securities as of March 31, 2020 was $8,544 (000) and represented 4.9% of Net Assets.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(h)	Refer to table below for details on Options Contracts.

CAD — Canadian Dollar

Cl — Class

ETF — Exchange Traded Fund

EUR — Euro

EURIBOR— Euro London Interbank Offered Rate

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

MBIA — Municipal Bond Insurance Association

SEK — Swedish Krona

Ser — Series

USD — U.S. Dollar

VAR— Variable Rate

The accompanying notes are an integral part of the financial statements.

RiverPark Floating Rate CMBS Fund March 31, 2020 (Unaudited)

Description	Face Amount (000)	Value (000)
Schedule of Investments
Commercial Mortgage-Backed Securities (a) — 91.7%
Non-Agency Mortgage-Backed Obligation – 91.7%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl F
3.532%, VAR ICE LIBOR USD 1 Month+2.827%, 09/15/34	$17,000	$13,600
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl E
2.824%, VAR ICE LIBOR USD 1 Month+2.119%, 09/15/34	5,125	4,330
BBCMS Mortgage Trust, Ser 2018-TALL, Cl E
3.142%, VAR ICE LIBOR USD 1 Month+2.437%, 03/15/37	3,000	2,401
BBCMS Mortgage Trust, Ser 2019-CLP, Cl E
2.819%, VAR ICE LIBOR USD 1 Month+2.114%, 12/15/31	7,278	6,186
BF Mortgage Trust, Ser 2018-NYT, Cl E
3.205%, VAR ICE LIBOR USD 1 Month+2.500%, 12/15/35	12,000	10,200
BFLD, Ser 2019-DPLO, Cl F
3.245%, VAR ICE LIBOR USD 1 Month+2.540%, 10/15/34	8,500	5,100
BX Commercial Mortgage Trust, Ser 2019-XL, Cl J
3.355%, VAR ICE LIBOR USD 1 Month+2.650%, 10/15/36	13,691	11,514
BX Commercial Mortgage Trust, Ser BXLP, Cl G
3.205%, VAR ICE LIBOR USD 1 Month+2.500%, 12/15/36	14,750	12,209
BX Commercial Mortgage Trust, Ser 2018-BIOA, Cl F
3.176%, VAR ICE LIBOR USD 1 Month+2.471%, 03/15/37	5,000	4,095
BX Commercial Mortgage Trust, Ser 2019-XL, Cl G
3.005%, VAR ICE LIBOR USD 1 Month+2.300%, 10/15/36	5,188	4,357
BX Commercial Mortgage Trust, Ser 20108-IND, Cl G
2.755%, VAR ICE LIBOR USD 1 Month+2.050%, 11/15/35	11,200	9,769
BX Commercial Mortgage Trust, Ser BXLP, Cl F
2.705%, VAR ICE LIBOR USD 1 Month+2.000%, 12/15/36	9,950	8,555
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl G
3.955%, VAR ICE LIBOR USD 1 Month+3.250%, 12/15/37	12,000	9,598
CG Commercial Mortgage Trust, Ser 2019-SST2, Cl F
3.205%, VAR ICE LIBOR USD 1 Month+2.500%, 12/15/36	2,750	2,027
CLNY Trust, Ser 2019-IKPR, Cl E
3.426%, VAR ICE LIBOR USD 1 Month+2.721%, 11/15/38	18,575	11,145
Commercial Pass—Thru Mortgage Trust, Ser 2018-HCLV, Cl E
3.205%, VAR ICE LIBOR USD 1 Month+2.500%, 09/15/33	5,000	3,500
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl F
3.355%, VAR ICE LIBOR USD 1 Month+2.650%, 05/15/36	3,000	2,251
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl E
2.855%, VAR ICE LIBOR USD 1 Month+2.150%, 05/15/36	17,000	14,276
DBGS Mortgage Trust, Ser 2018-5BP, Cl E
2.605%, VAR ICE LIBOR USD 1 Month+1.900%, 06/15/33	10,000	8,000

The accompanying notes are an integral part of the financial statements.

RiverPark Floating Rate CMBS Fund March 31, 2020 (Unaudited)

Description	Face Amount (000)	Value (000)
GS Mortgage Securities Trust, Ser 2018-LUAU, Cl E
3.255%, VAR ICE LIBOR USD 1 Month+2.550%, 11/15/32	$5,000	$3,000
GS Mortgage Securities Trust, Ser 2019-SOHO, Cl E
2.579%, VAR ICE LIBOR USD 1 Month+1.875%, 06/15/36	9,000	7,650
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-PHH, Cl F
3.715%, VAR ICE LIBOR USD 1 Month+3.010%, 06/15/35	4,500	2,925
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-LAQ, Cl E
3.705%, VAR ICE LIBOR USD 1 Month+3.000%, 06/15/35	7,673	4,604
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-MFP, Cl E
2.865%, VAR ICE LIBOR USD 1 Month+2.160%, 07/15/36	9,700	8,070
JPMorgan Chase Commercial Mortgage Securities Trust, Ser MFP, Cl D
2.365%, VAR ICE LIBOR USD 1 Month+1.660%, 07/15/36	5,300	4,397
Morgan Stanley Capital I Trust, Ser 2019-PLND, Cl G
4.355%, VAR ICE LIBOR USD 1 Month+3.650%, 05/15/36	10,000	6,252
MTRO Commercial Mortgage Trust, Ser 2019-TECH, Cl E
2.755%, VAR ICE LIBOR USD 1 Month+2.050%, 12/15/33	6,250	5,733
Total Commercial Mortgage-Backed Securities
(Cost $238,700) (000)		185,744

Total Investments — 91.7%
(Cost $238,700) (000)		$185,744

As of March 31, 2020, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

Percentages are based on Net Assets of $202,555 (000).
(a)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees. At March 31, 2020, these securities amounted to $185,744 (000) or 91.7% of Net Assets.

Cl — Class

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

Ser — Series

USD — United States Dollar

VAR — Variable Rate

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000) March 31, 2020 (Unaudited)

	RiverPark Large Growth Fund	RiverPark/ Wedgewood Fund	RiverPark Short Term High Yield Fund
Assets:
Investments in Securities, at Value (Note 2)	$41,953	$51,589	$571,093
Cash and Cash Equivalent	670	686	79,281
Foreign Currency (Note 2)	—	—	416
Receivable for Capital Shares Sold	61	11	810
Prepaid Expenses	20	18	45
Receivable for Dividend and Interest Income	2	10	10,200
Receivable for Investment Securities Sold	—	—	4,908
Unrealized Appreciation on Forward Foreign Currency Contracts	—	—	242
Total Assets	42,706	52,314	666,995
Liabilities:
Payable for Capital Shares Redeemed	27	259	1,529
Income Distribution Payable	—	—	115
Unrealized Depreciation on Forward Foreign Currency Contracts	—	—	5
Payable for Investment Securities Purchased	—	—	25,534
Payable for Printing Fees	6	9	90
Payable Due to Adviser (Note 3)	25	31	379
Payable Due to Shareholder Servicing Agent (Note 3)	13	7	60
Payable Due to Administrative Services, Retail Class Shares (Note 3)	6	4	2
Payable Due to Administrative Services, Institutional Class Shares (Note 3)	5	38	184
Payable Due to Administrator (Note 3)	2	3	35
Chief Compliance Officer Fees Payable (Note 3)	—	—	3
Other Accrued Expenses	8	18	119
Total Liabilities	92	369	28,055
Net Assets	$42,614	$51,945	$638,940
Net Assets Consist of:
Paid-in Capital	$31,707	$24,955	$673,666
Total Distributable Earnings/(Loss)	10,907	26,990	(34,726)
Net Assets	$42,614	$51,945	$638,940
Investments in Securities, at Cost	$31,215	$47,798	$583,917
Foreign Currency, at Cost	—	—	417
Net Assets - Institutional Class Shares(1)	$20,523,715	$44,420,413	$616,791,676
Net Assets - Retail Class Shares(1)	$22,090,601	$7,524,949	$22,148,550
Institutional Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization — No Par Value)	1,109,999	7,480,107	64,341,379
Retail Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization — No Par Value)	1,223,307	1,315,177	2,320,769
Institutional Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share — Institutional Class Shares	$18.49	$5.94	$9.59
Retail Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share — Retail Class Shares	$18.06	$5.72	$9.54

(1)	Shares and Net Assets have not been rounded.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000) March 31, 2020 (Unaudited)

	RiverPark Long/Short Opportunity Fund	RiverPark Strategic Income Fund	RiverPark Floating Rate CMBS Fund
Assets:
Investments in Securities, at Value (Note 2)	$81,078	$171,264	$185,744
Deposits with Brokers for Securities Sold Short, Not Yet Purchased	963	2,143	—
Cash and Cash Equivalent	6,775	13,324	11,681
Foreign Currency (Note 2)*	—	191	—
Swap Contracts, at Value (Note 2)	5,974	—	—
Receivable for Capital Shares Sold	4,015	86	5,060
Prepaid Expenses	29	39	24
Receivable for Dividend and Interest Income	6	2,254	361
Receivable for Investment Securities Sold	—	11,901	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	183	—
Total Assets	98,840	201,385	202,870
Liabilities:
Swap Contracts, at value (Note 2)	3,490	—	—
Payable for Investment Securities Purchased	1,853	20,447	—
Written Options, at Value (Note 2)	612	447	—
Payable for Capital Shares Redeemed	214	684	45
Securities Sold Short, Not Yet Purchased (Note 2)	—	4,393	—
Income Distribution Payable	—	24	24
Unrealized Depreciation on Forward Foreign Currency Contracts	—	60	—
Payable Due to Adviser (Note 3)	107	118	122
Payable Due to Administrative Services, Institutional Class Shares (Note 3)	37	64	50
Payable Due to Administrator (Note 3)	5	11	9
Payable Due to Shareholder Servicing Agent (Note 3)	3	29	1
Payable Due to Administrative Services, Retail Class Shares (Note 3)	1	5	1
Chief Compliance Officer Fees Payable (Note 3)	—	1	1
Other Accrued Expenses	21	81	62
Total Liabilities	6,343	26,364	315
Net Assets	$92,497	$175,021	$202,555
Net Assets Consist of:
Paid-in Capital	$63,752	$277,641	$259,067
Total Distributable Earnings/(Loss)	28,745	(102,620)	(56,512)
Net Assets	$92,497	$175,021	$202,555
Investments in Securities, at Cost	$65,953	$211,621	$238,700
Foreign Currency, at Cost	—	191	—
Securities Sold Short, Not Yet Purchased, Proceeds	—	4,283	—
Written Options, Premiums Received	947	241	—
Net Assets - Institutional Class Shares(1)	$80,397,993	$164,314,921	$200,517,732
Net Assets - Retail Class Shares(1)	$12,099,035	$10,705,631	$2,037,760
Institutional Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization — No Par Value)	6,272,264	21,146,994	25,857,615
Retail Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization — No Par Value)	953,427	1,379,051	263,112
Institutional Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share — Institutional Class Shares	$12.82	$7.77	$7.75
Retail Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share — Retail Class Shares	$12.69	$7.76	$7.74

(1)	Shares and Net Assets have not been rounded.
*	Foreign Currency includes $— of Foreign Currency Deposits at Broker which serves as collateral for Securities Sold Short, Not Yet Purchased.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (000) For the Six Month Period Ended March 31, 2020 (Unaudited)

	RiverPark Large Growth Fund	RiverPark/ Wedgewood Fund	RiverPark Short Term High Yield Fund
Investment Income:
Dividends	$176	$264	$98
Interest	5	7	11,560
Total Investment Income	181	271	11,658
Expenses:
Investment Advisory Fees (Note 3)	175	282	2,454
Shareholder Service Fees(1) (Note 3)	36	14	36
Administrative Services Fee, Retail Class Shares (Note 3)	18	1	4
Administrator Fees (Note 3)	16	25	219
Administrative Services Fee, Institutional Class Shares (Note 3)	11	1	483
Trustees’ Fees (Note 3)	2	3	23
Chief Compliance Officer Fees (Note 3)	1	2	13
Registration Fees	16	17	18
Transfer Agent Fees	8	12	106
Professional Fees	3	6	49
Printing Fees	3	4	36
Custodian Fees	1	10	11
Insurance and Other Fees	5	7	64
Total Expenses	295	384	3,516
Net Expenses	295	384	3,516
Net Investment Income (Loss)	(114)	(113)	8,142
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) From:
Investments	1,109	26,836	(4,696)
Forward Foreign Currency Contracts	—	—	(94)
Foreign Currency Transactions	—	—	219
Net Change in Unrealized Depreciation on:
Investments	(5,272)	(28,185)	(8,661)
Forward Foreign Currency Contracts	—	—	(127)
Foreign Currency Transactions	—	—	(1)
Net Realized and Unrealized Loss	(4,163)	(1,349)	(13,360)
Net (Decrease) in Net Assets Resulting from Operations	$(4,277)	$(1,462)	$(5,218)

(1)	Attributable to Retail Class Shares only.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (000) For the Six Month Period Ended March 31, 2020 (Unaudited)

	RiverPark Long/Short Opportunity Fund	RiverPark Strategic Income Fund	RiverPark Floating Rate CMBS Fund
Investment Income:
Dividends	$200	$227	$—
Dividends from Master Limited Partnerships	88	—	—
Interest	19	7,758	4,763
Total Investment Income	307	7,985	4,763
Expenses:
Investment Advisory Fees (Note 3)	651	890	758
Administrative Services Fee, Institutional Class Shares (Note 3)	48	176	97
Administrator Fees (Note 3)	25	79	52
Shareholder Service Fees(1) (Note 3)	6	20	3
Administrative Services Fee, Retail Class Shares (Note 3)	4	3	2
Trustees’ Fees (Note 3)	3	9	7
Chief Compliance Officer Fees (Note 3)	2	5	4
Registration Fees	15	22	19
Transfer Agent Fees	12	39	33
Professional Fees	5	13	15
Printing Fees	5	12	14
Custodian Fees	1	5	3
Pricing Fees	1	8	6
Dividend Expense	—	243	—
Offering Costs	—	—	6
Insurance and Other Fees	6	22	14
Total Expenses	784	1,546	1,033
Fees Waived by Adviser (Note 3)	(2)	—	(34)
Net Expenses	782	1,546	999
Net Investment Income (Loss)	(475)	6,439	3,764
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) From:
Investments	1,242	(6,187)	(3,538)
Purchased Options	—	(6)	—
Written Options	—	(3)	—
Securities Sold Short, Not Yet Purchased	—	7	—
Swaps Contracts	15,134	—	—
Forward Foreign Currency Contracts	—	35	—
Foreign Currency Transactions	—	20	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(5,931)	(29,078)	(52,864)
Written Options	—	(206)	—
Securities Sold Short, Not Yet Purchased	—	294	—
Swaps	1,192	—	—
Forward Foreign Currency Contracts	—	(135)	—
Foreign Currency Transactions	—	35	—
Net Realized and Unrealized Gain (Loss)	11,637	(35,224)	(56,402)
Net Increase (Decrease) in Net Assets Resulting from Operations	$11,162	$(28,785)	$(52,638)

(1)	Attributable to Retail Class Shares only.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000)

	RiverPark Large Growth Fund		RiverPark/Wedgewood Fund
	Six Month Period Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Month Period Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Operations:
Net Investment Loss	$(114)	$(76)	$(113)	$(138)
Net Realized Gain from Investments, Forward Foreign Currency Contracts and Foreign Currency Transactions	1,109	8,098	26,836	56,826
Net Change in Unrealized Depreciation on Investments, Forward Foreign Currency Contracts and Foreign Currency Transactions	(5,272)	(7,312)	(28,185)	(72,022)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,277)	710	(1,462)	(15,334)

Distributions:
Institutional Class Shares	(2,725)	(2,651)	(31,620)	(86,145)
Retail Class Shares	(3,279)	(3,413)	(4,021)	(11,942)
Total Distributions to Shareholders	(6,004)	(6,064)	(35,641)	(98,087)
Capital Share Transactions:
Institutional Class Shares:
Shares Issued	943	950	48,118	38,091
Shares Issued as Reinvestment of Distributions	2,714	2,651	20,487	77,263
Shares Redeemed	(3,120)	(926)	(71,794)	(167,225)
Net Increase (Decrease) in Net Assets from Institutional Class Shares Transactions	537	2,675	(3,189)	(51,871)
Retail Class Shares:
Shares Issued	997	4,056	3,013	2,510
Shares Issued as Reinvestment of Distributions	3,127	3,383	3,577	11,538
Shares Redeemed	(6,073)	(6,107)	(6,798)	(17,654)
Net Increase (Decrease) in Net Assets from Retail Class Shares Transactions	(1,949)	1,332	(208)	(3,606)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(1,412)	4,007	(3,397)	(55,477)
Net (Decrease) in Net Assets	(11,693)	(1,347)	(40,500)	(168,898)
Net Assets:
Beginning of period	54,307	55,654	92,445	261,343
End of period	$42,614	$54,307	$51,945	$92,445
Shares Issued and Redeemed:
Institutional Class Shares:
Shares Issued	42	48	5,142	3,706
Shares Issued as Reinvestment of Distributions	127	142	2,906	10,193
Shares Redeemed	(156)	(45)	(9,364)	(16,762)
Net Increase (Decrease) in Institutional Class Shares	13	145	(1,316)	(2,863)
Retail Class Shares:
Shares Issued	49	188	324	285
Shares Issued as Reinvestment of Distributions	150	186	526	1,557
Shares Redeemed	(308)	(296)	(911)	(1,951)
Net Increase (Decrease) in Retail Class Shares	(109)	78	(61)	(109)
Net Increase (Decrease) in Share Transactions	(96)	223	(1,377)	(2,972)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000)

	RiverPark Short Term High Yield Fund		RiverPark Long/Short Opportunity Fund
	Six Month Period Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Month Period Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Operations:
Net Investment Income (Loss)	$8,142	$25,331	$(475)	$(758)
Net Realized Gain (Loss) from Investments, Purchased Options, Securities Sold Short, Not Yet Purchased and Swap Contracts	(4,571)	1,342	16,376	14,355
Net Change in Unrealized Depreciation on Investments, Purchased Options, Written Options, Securities Sold Short, Not Yet Purchased, Swap Contracts and Forward Foreign Currency Contracts	(8,789)	(2,821)	(4,739)	(14,003)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,218)	23,852	11,162	(406)

Distributions:
Institutional Class Shares	(8,232)	(24,223)	(8,769)	(8,597)
Retail Class Shares	(288)	(1,084)	(457)	(375)
Total Distributions to Shareholders	(8,520)	(25,307)	(9,226)	(8,972)
Capital Share Transactions:
Institutional Class Shares:
Shares Issued	74,048	198,525	14,096	21,021
Shares Issued as Reinvestment of Distributions	7,733	22,597	8,749	8,387
Shares Redeemed	(229,656)	(305,789)	(24,089)	(42,445)
Net Decrease in Net Assets from Institutional Class Shares Transactions	(147,875)	(84,667)	(1,244)	(13,037)
Retail Class Shares:
Shares Issued	2,018	3,832	8,326	1,023
Shares Issued as Reinvestment of Distributions	278	1,067	452	371
Shares Redeemed	(10,864)	(23,253)	(969)	(1,334)
Net Increase (Decrease) in Net Assets from Retail Class Shares Transactions	(8,568)	(18,354)	7,809	60
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(156,443)	(103,021)	6,565	(12,977)
Net Increase (Decrease) in Net Assets	(170,181)	(104,476)	8,501	(22,355)
Net Assets:
Beginning of period	809,121	913,597	83,996	106,351
End of period	$638,940	$809,121	$92,497	$83,996
Shares Issued and Redeemed:
Institutional Class Shares:
Shares Issued	7,626	20,294	1,141	1,690
Shares Issued as Reinvestment of Distributions	797	2,313	750	757
Shares Redeemed	(23,752)	(31,259)	(1,974)	(3,407)
Net (Decrease) in Institutional Class Shares	(15,329)	(8,652)	(83)	(960)
Retail Class Shares:
Shares Issued	209	394	673	82
Shares Issued as Reinvestment of Distributions	29	110	39	34
Shares Redeemed	(1,128)	(2,388)	(80)	(105)
Net Increase (Decrease) in Retail Class Shares	(890)	(1,884)	632	11
Net Increase (Decrease) in Share Transactions	(16,219)	(10,536)	549	(949)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000)

	RiverPark Strategic Income Fund		RiverPark Floating Rate CMBS Fund
	Six Month Period Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Month Period Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019(1)
Operations:
Net Investment Income	$6,439	$15,465	$3,764	$4,038
Net Realized Gain (Loss) from Investments, Purchased Options, Written Options and Securities Sold Short, Not Yet Purchased, Forward Foreign Currency Contracts and Foreign Currency Transactions	(6,134)	(5,125)	(3,538)	18
Net Change in Unrealized Depreciation on Investments, Written Options and Securities Sold Short, Not Yet Purchased, Forward Foreign Currency Contracts and Foreign Currency Transactions	(29,090)	(6,551)	(52,864)	(256)
Net Increase (Decrease) in Net Assets Resulting from Operations	(28,785)	3,789	(52,638)	3,800

Distributions:
Institutional Class Shares	(6,755)	(14,694)	(3,752)	(4,563)
Retail Class Shares	(398)	(1,218)	(36)	(38)
Total Distributions to Shareholders	(7,153)	(15,912)	(3,788)	(4,601)
Capital Share Transactions:
Institutional Class Shares:
Shares Issued	52,020	152,730	100,466	149,573
Shares Issued as Reinvestment of Distributions	6,506	13,529	3,586	4,060
Shares Redeemed	(141,412)	(222,758)	(38,884)	(9,418)
Net Increase (Decrease) in Net Assets from Institutional Class Shares Transactions	(82,886)	(56,499)	65,168	144,215
Retail Class Shares:
Shares Issued	989	3,732	2,166	2,532
Shares Issued as Reinvestment of Distributions	377	1,182	37	38
Shares Redeemed	(6,931)	(24,582)	(2,267)	(237)
Net Increase (Decrease) in Net Assets from Retail Class Shares Transactions	(5,565)	(19,668)	(64)	2,333
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(88,451)	(76,167)	65,104	146,548
Net Increase (Decrease) in Net Assets	(124,389)	(88,290)	8,678	145,747
Net Assets:
Beginning of period	299,410	387,700	193,877	48,130
End of period(1)	$175,021	$299,410	$202,555	$193,877
Shares Issued and Redeemed:
Institutional Class Shares:
Shares Issued	5,785	16,498	10,351	14,974
Shares Issued as Reinvestment of Distributions	730	1,467	376	407
Shares Redeemed	(16,236)	(24,125)	(4,055)	(942)
Net Increase in Institutional Class Shares	(9,721)	(6,160)	6,672	14,439
Retail Class Shares:
Shares Issued	109	405	269	253
Shares Issued as Reinvestment of Distributions	43	128	4	4
Shares Redeemed	(793)	(2,658)	(243)	(24)
Net Increase in Retail Class Shares	(641)	(2,125)	30	233
Net Increase (Decrease) in Share Transactions	(10,362)	(8,285)	6,702	14,672

(1)	Retail Class commenced operations on November 12, 2018.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

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Financial Highlights For a Share Outstanding Throughout Each Period For the Six Month Period Ended March 31, 2020 (Unaudited) For the Year or Period Ended September 30,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (1)	Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Distributions of Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
RiverPark Large Growth Fund
Institutional Class Shares
2020†	$22.61	$(0.03)	$(1.54)	$(1.57)	$—	$(2.55)	$(2.55)
2019	25.45	— (2)	(0.05)	(0.05)	—	(2.79)	(2.79)
2018	22.61	0.04	4.79	4.83	(0.01)	(1.98)	(1.99)
2017	18.41	0.08	4.22	4.30	(0.10)	—	(0.10)
2016	16.93	0.09	1.69	1.78	— (2)	(0.30)	(0.30)
2015	18.34	0.09	(0.99)	(0.90)	—	(0.51)	(0.51)
Retail Class Shares
2020†	$22.17	$(0.06)	$(1.50)	$(1.56)	$—	$(2.55)	$(2.55)
2019	25.08	(0.06)	(0.06)	(0.12)	—	(2.79)	(2.79)
2018	22.36	(0.02)	4.72	4.70	—	(1.98)	(1.98)
2017	18.20	0.02	4.18	4.20	(0.04)	—	(0.04)
2016	16.77	0.06	1.67	1.73	—	(0.30)	(0.30)
2015	18.21	0.05	(0.98)	(0.93)	—	(0.51)	(0.51)
RiverPark/Wedgewood Fund
Institutional Class Shares
2020†	$9.12	$(0.01)	$(0.33)	$(0.34)	$—	$(2.84)	$(2.84)
2019	19.91	(0.01)	(1.38)	(1.39)	—	(9.40)	(9.40)
2018	18.95	(0.08)	3.97	3.89	—	(2.93)	(2.93)
2017	16.82	(0.01)	2.17	2.16	(0.03)	—	(0.03)
2016	16.93	0.05	0.60	0.65	(0.08)	(0.68)	(0.76)
2015	18.37	0.06	(0.67)	(0.61)	(0.01)	(0.82)	(0.83)
Retail Class Shares
2020†	$8.89	$(0.02)	$(0.31)	$(0.33)	$—	$(2.84)	$(2.84)
2019	19.71	(0.04)	(1.38)	(1.42)	—	(9.40)	(9.40)
2018	18.83	(0.12)	3.93	3.81	—	(2.93)	(2.93)
2017	16.72	(0.04)	2.15	2.11	—	—	—
2016	16.73	0.10 (4)	0.59	0.69	(0.02)	(0.68)	(0.70)
2015	18.21	— (2)	(0.66)	(0.66)	—	(0.82)	(0.82)

The accompanying notes are an integral part of the financial statements.

Net Asset Value, End of Period	Total Return*		Net Assets, End of Period (000)	Ratio of Net Expenses to Average Net Assets, Including Dividend Expense and Stock Loan Fee		Ratio of Total Expenses to Average Net Assets, Including Dividend Expense and Stock Loan Fee, Excluding Advisor Waiver Recapture	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$18.49	(8.44	)%‡	$20,523	0.94%		0.94%	(0.27)%	32	%‡
22.61	2.18		24,786	0.95		0.95	0.00	58
25.45	22.68		24,197	0.95		0.95	0.16	35
22.61	23.47		18,451	0.93		0.93	0.39	13
18.41	10.58		34,056	0.98	(3)	0.90	0.54	33
16.93	(5.03)		34,963	1.00	(3)	0.95	0.47	30

$18.06	(8.57	)%‡	$22,091	1.23%		1.23%	(0.55)%	32	%‡
22.17	1.91		29,521	1.23		1.23	(0.27)	58
25.08	22.34		31,457	1.23		1.23	(0.11)	35
22.36	23.15		28,823	1.22		1.22	0.08	13
18.20	10.36		30,793	1.17	(3)	1.11	0.37	33
16.77	(5.23)		44,634	1.25	(3)	1.23	0.29	30

$5.94	(8.63	)%‡	$44,420	0.85%		0.85%	(0.23)%	52	%‡
9.12	2.63		80,209	0.86		0.86	(0.07)	28
19.91	22.69		232,068	0.92		0.92	(0.41)	21
18.95	12.85		558,476	0.85		0.85	(0.03)	31
16.82	3.88		1,489,036	0.82		0.82	0.28	24
16.93	(3.52)		1,975,999	0.85		0.85	0.34	24

$5.72	(8.78	)%‡	$7,525	1.12%		1.12%	(0.50)%	52	%‡
8.89	2.34		12,236	1.13		1.13	(0.34)	28
19.71	22.37		29,275	1.15		1.15	(0.65)	21
18.83	12.62		42,956	1.08		1.08	(0.20)	31
16.72	4.13	(5)	53,763	0.54	(6)	0.54 (6)	0.58 (7)	24
16.73	(3.83)		111,872	1.16		1.16	(0.02)	24

*	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.
†	Unless otherwise indicated, all ratios for the period have been annualized.
(1)	Per share data was calculated using average shares for the period.
(2)	Amount represents less than $0.01 per share.
(3)	Ratio includes previously waived investment advisory fees recovered.
(4)

The net investment income per share has been increased by a one-time adjustment as a result of a management change in estimate relating to shareholder servicing and administrative servicing fees. Had this change in estimate not occurred, the net investment income per share would have been $0.01 per share.

(5)

Total return has been increased by a one-time adjustment as a result of a management change in estimate relating to shareholder servicing and administrative servicing fees. Had this change in estimate not occurred, total return would have been 3.63%

(6)

The ratio of net expenses to average net assets has been reduced by a one-time adjustment as a result of a management change in estimate relating to shareholder servicing and administrative servicing fees. Had this change in estimate not occurred, the annualized ratio of net expenses to average net assets would have been 1.08%

(7)

The ratio of net investment income to average net assets has been increased by a one-time adjustment as a result of a management change in estimate relating to shareholder servicing and administrative servicing fees. Had this change in estimate not occurred, the annualized ratio of net investment income to average net assets would have been 0.04%.

‡	Not Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights For a Share Outstanding Throughout Each Period For the Six Month Period Ended March 31, 2020 (Unaudited) For the Year or Period Ended September 30,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (1)	Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Distributions of Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
RiverPark Short Term High Yield Fund
Institutional Class Shares
2020†	$9.76	$0.11	$(0.17)	$(0.06)	$(0.11)	$—	$(0.11)
2019	9.78	0.29	(0.02)	0.27	(0.29)	—	(0.29)
2018	9.76	0.25	0.02	0.27	(0.25)	—	(0.25)
2017	9.78	0.28	(0.02)	0.26	(0.28)	—	(0.28)
2016	9.78	0.29	— (2)	0.29	(0.29)	—	(0.29)
2015	9.94	0.33	(0.16)	0.17	(0.33)	—	(0.33)
Retail Class Shares
2020†	$9.72	$0.10	$(0.18)	$(0.08)	$(0.10)	$—	$(0.10)
2019	9.74	0.26	(0.01)	0.25	(0.27)	—	(0.27)
2018	9.73	0.21	0.02	0.23	(0.22)	—	(0.22)
2017	9.75	0.25	(0.02)	0.23	(0.25)	—	(0.25)
2016	9.75	0.27	— (2)	0.27	(0.27)	—	(0.27)
2015	9.92	0.30	(0.16)	0.14	(0.31)	—	(0.31)
RiverPark Long/Short Opportunity Fund
Institutional Class Shares
2020†	$12.59	$(0.07)	$1.70	$1.63	$(0.11)	$(1.29)	$(1.40)
2019	13.95	(0.10)	0.02	(0.08)	(0.11)	(1.17)	(1.28)
2018	12.37	(0.22)	1.95	1.73	(0.09)	(0.06)	(0.15)
2017	10.29	(0.20)	2.28	2.08	—	—	—
2016	10.09	(0.18)	0.38	0.20	—	—	—
2015	10.51	(0.15)	(0.27)	(0.42)	—	—	—
Retail Class Shares
2020†	$12.46	$(0.09)	$1.69	$1.60	$(0.08)	$(1.29)	$(1.37)
2019	13.81	(0.13)	0.03	(0.10)	(0.08)	(1.17)	(1.25)
2018	12.24	(0.24)	1.93	1.69	(0.06)	(0.06)	(0.12)
2017	10.21	(0.22)	2.25	2.03	—	—	—
2016	10.03	(0.17)	0.35	0.18	—	—	—
2015	10.46	(0.16)	(0.27)	(0.43)	—	—	—

The accompanying notes are an integral part of the financial statements.

Net Asset Value, End of Period	Total Return*		Net Assets, End of Period (000)	Ratio of Net Expenses to Average Net Assets, Including Dividend Expense and Stock Loan Fee		Ratio of Total Expenses to Average Net Assets, Including Dividend Expense and Stock Loan Fee, Excluding Advisor Waiver Recapture	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$9.59	(0.59	)%‡	$616,791	0.93%		0.93%	2.17%	100	%‡
9.76	2.81		777,925	0.88		0.88	2.96	112
9.78	2.79		863,978	0.89		0.89	2.57	193
9.76	2.67		749,232	0.87		0.87	2.89	194
9.78	3.05		606,510	0.84		0.84	2.98	114
9.78	1.72		666,036	0.87		0.87	3.31	90

$9.54	(0.82	)%‡	$22,149	1.07%		1.07%	2.01%	100	%‡
9.72	2.56		31,196	1.18		1.18	2.68	112
9.74	2.53		49,619	1.18		1.18	2.16	193
9.73	2.42		115,916	1.16		1.16	2.53	194
9.75	2.81		275,037	1.08		1.08	2.74	114
9.75	1.47		204,234	1.18		1.18	3.00	90

$12.82	14.15	%‡	$80,398	1.79%		1.79%	(1.08)%	34	%‡
12.59	0.75		79,984	2.18	(9)	2.18	(0.83)	63
13.95	14.19	(3)	102,042	3.28	(8)	3.28	(1.67)	59
12.37	20.21		85,001	3.17	(7)	3.17	(1.81)	24
10.29	1.98		104,030	3.13	(5)(6)	3.12	(1.75)	40
10.09	(4.00)		97,196	3.01	(4)(6)	3.00	(1.41)	35

$12.69	14.04	%‡	$12,099	2.00%		2.08%	(1.41)%	34	%‡
12.46	0.50		4,012	2.38	(9)	2.48	(1.04)	63
13.81	14.06	(3)	4,309	3.48	(8)	3.58	(1.86)	59
12.24	19.88		3,492	3.38	(7)	3.49	(2.03)	24
10.21	1.79		3,824	3.33	(5)(6)	3.31	(1.70)	40
10.03	(4.11)		13,246	3.16	(4)(6)	3.19	(1.55)	35

*	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.
†	Unless otherwise indicated, all ratios for the period have been annualized.
‡	Not Annualized.
(1)	Per share data was calculated using average shares for the period.
(2)	Amount represents less than $0.01 per share.
(3)	Total return would have been lower had certain fees not been waived and/or expenses assumed by Adviser during the period.
(4)

Dividend expense and stock loan fee totaled 1.16% of average net assets for the year ended September 30, 2015. Had these expenses not been included the ratios would have been 1.85% and 2.00%, respectively.

(5)

Dividend expense and stock loan fee totaled 1.35% of average net assets for the year ended September 30, 2016. Had these expenses not been included the ratios would have been 1.78% and 1.98%, respectively.

(6)	Ratio includes previously waived investment advisory fees recovered.
(7)

Dividend expense and stock loan fee totaled 1.38% of average net assets for the period ended September 30, 2017. Had these expenses not been included the ratios would have been 1.79% and 2.00%, respectively.

(8)

Dividend expense and stock loan fee totaled 1.48% of average net assets for the period ended September 30, 2018. Had these expenses not been included the ratios would have been 1.80% and 2.00%, respectively.

(9)

Dividend expense and stock loan fee totaled 0.38% of average net assets for the period ended September 30, 2019. Had these expenses not been included the ratios would have been 1.80% and 2.00%, respectively. As of April 1, 2019, dividend expense and stock loan fees on short positions were eliminated on a going forward basis.

The accompanying notes are an integral part of the financial statements.

Financial Highlights For a Share Outstanding Throughout Each Period For the Six Month Period Ended March 31, 2020 (Unaudited) For the Year or Period Ended September 30,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (1)	Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Distributions of Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
RiverPark Strategic Income Fund
Institutional Class Shares
2020†	$9.10	$0.21	$(1.30)	$(1.09)	$(0.24)	$—	$(0.24)
2019	9.42	0.41	(0.30)	0.11	(0.43)	—	(0.43)
2018	9.52	0.42	(0.10)	0.32	(0.42)	—	(0.42)
2017	9.43	0.54	0.05	0.59	(0.50)	—	(0.50)
2016	9.49	0.52	(0.04)	0.48	(0.54)	—	(0.54)
2015	10.26	0.56	(0.72)	(0.16)	(0.60)	(0.01)	(0.61)
Retail Class Shares
2020†	$9.09	$0.20	$(1.30)	$(1.10)	$(0.23)	$—	$(0.23)
2019	9.40	0.39	(0.30)	0.09	(0.40)	—	(0.40)
2018	9.50	0.41	(0.11)	0.30	(0.40)	—	(0.40)
2017	9.42	0.52	0.04	0.56	(0.48)	—	(0.48)
2016	9.48	0.49	(0.04)	0.45	(0.51)	—	(0.51)
2015	10.26	0.53	(0.72)	(0.19)	(0.58)	(0.01)	(0.59)
RiverPark Floating Rate CMBS Fund
Institutional Class Shares
2020†	$9.98	$0.16	$(2.23)	$(2.07)	$(0.16)	$— (2)	$(0.16)
2019	10.14	0.36	(0.06)	0.30	(0.35)	(0.11)	(0.46)
2018	10.16	0.42	(0.03)	0.39	(0.34)	(0.07)	(0.41)
2017(3)	10.00	0.41	0.09	0.50	(0.34)	—	(0.34)
Retail Class Shares
2020†	$9.98	$0.14	$(2.24)	$(2.10)	$(0.14)	$— (2)	$(0.14)
2019**(4)	10.14	0.29	(0.05)	0.24	(0.29)	(0.11)	(0.40)

The accompanying notes are an integral part of the financial statements.

Net Asset Value, End of Period	Total Return*		Net Assets, End of Period (000)	Ratio of Net Expenses to Average Net Assets, Including Dividend Expense and Stock Loan Fee		Ratio of Total Expenses to Average Net Assets, Including Dividend Expense and Stock Loan Fee, Excluding Advisor Waiver Recapture	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$7.77	(12.27	)%‡	$164,315	1.12	%(9)	1.12%	4.72%	72	%‡
9.10	1.17		281,043	1.12	(8)	1.12	4.41	39
9.42	3.46		348,726	1.17	(7)	1.17	4.44	55
9.52	6.39		311,573	1.00	(6)	1.00	5.58	62
9.43	5.34		246,474	0.93	(5)	0.93	5.64	69
9.49	(1.63)		247,726	0.90		0.90	5.57	54

$7.76	(12.40	)%‡	$10,706	1.27	%(9)	1.27%	4.52%	72	%‡
9.09	1.02		18,367	1.33	(8)	1.33	4.20	39
9.40	3.19		38,974	1.43	(7)	1.43	4.30	55
9.50	6.01		101,579	1.29	(6)	1.29	5.50	62
9.42	5.08		361,203	1.24	(5)	1.24	5.32	69
9.48	(1.98)		391,558	1.19		1.19	5.29	54

$7.75	(21.07	)%‡	$200,517	0.85%		0.88%	3.24%	57	%‡
9.98	3.15		191,548	0.90	(10)	0.93	3.64	87
10.14	3.79		48,130	1.00		1.00	4.12	84
10.16	5.07		58,301	1.00		1.39	4.07	10	**

$7.74	(21.28	)%‡	$2,038	1.20%		1.20%	2.91%	57	%‡
9.98	2.50		2,329	1.24		1.24	3.24	87

*	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.
**	Excludes effect of in-kind transfers.
†	Unless otherwise indicated, all ratios for the period have been annualized.
‡	Not Annualized.
(1)	Per share data was calculated using average shares for the period.
(2)	Amount represents less than $0.01 per share.
(3)	Commenced operations on October 3, 2016. All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.
(4)	Commenced operations on November 12, 2018. All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.
(5)

Dividend expense and stock loan fee totaled 0.09% of average net assets for the year ended September 30, 2016. Had these expenses not been included the ratios would have been 0.84% and 1.15%, respectively.

(6)

Dividend expense and stock loan fee totaled 0.13% of average net assets for the year ended September 30, 2017. Had these expenses not been included the ratios would have been 0.87% and 1.16%, respectively.

(7)

Dividend expense and stock loan fee totaled 0.26% of average net assets for the year ended September 30, 2018. Had these expenses not been included the ratios would have been 0.91% and 1.17%, respectively.

(8)

Dividend expense and stock loan fee totaled 0.22% of average net assets for the year ended September 30, 2019. Had these expenses not been included the ratios would have been 0.90% and 1.11%, respectively.

(9)

Dividend expense and stock loan fee totaled 0.18% of average net assets for the period ended March 31, 2020. Had these expenses not been included the ratios would have been 0.94% and 1.09%, respectively.

(10)

During the period, the Expense Limitation Agreement was amended on two separate occasions. The amendments were made effective March, 21, 2019 and July 1, 2019. whereby the Total Annual Fund Operation Expenses After Fee Waiver and for Expense Reimbursement would not exceed, on an annual basis 0.90% and 0.85%, respectively for the Institutional Class Shares.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements March 31, 2020 (Unaudited)

1. Organization

RiverPark Funds Trust (the “Trust”), was formed on June 22, 2010 as an open-end registered management investment company under the Investment Act of 1940. As of March 31, 2020, the Trust was comprised of six funds: the RiverPark Large Growth Fund, RiverPark/Wedgewood Fund, RiverPark Short Term High Yield Fund, RiverPark Long/Short Opportunity Fund, RiverPark Strategic Income Fund and the RiverPark Floating Rate CMBS Fund (each a “Fund” and collectively the “Funds”). The investment objective of the RiverPark Large Growth Fund and RiverPark/Wedgewood Fund is to seek long term capital appreciation. The investment objective of the RiverPark Short Term High Yield Fund, RiverPark Strategic Income Fund and the RiverPark Floating Rate CMBS Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the RiverPark Long/Short Opportunity Fund is to seek long-term capital appreciation while managing downside volatility. Each of the Funds is diversified with the exception of the RiverPark/Wedgewood Fund and the RiverPark Floating Rate CMBS Fund which are non-diversified. Each Fund is registered to offer Institutional Class Shares and Retail Class Shares. Each of the Funds, except the RiverPark Short Term High Yield Fund and the RiverPark Floating Rate CMBS Fund, have registered Class C Shares but they are not intended to be offered at this time. Each class differs as to ongoing fees.

Effective as of the close of business on January 15, 2020, the RiverPark Short Term High Yield Fund was made publicly available for sale without limitation. The RiverPark Short Term High Yield Fund may from time to time, in its sole discretion, limit the types of investors permitted to open new accounts, limit new purchases or otherwise modify the above policy at any time on a case-by-case basis.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Valuation of Investments — Securities listed on a national securities exchange or traded on the NASDAQ system are valued on their last sale price. Portfolio securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price on each business day for the New York Stock Exchange (“NYSE”). If there is no such reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Debt securities are valued according to the broadest and most representative market, which will ordinarily be over-the-counter. Debt securities may be valued based on prices provided by a pricing service when such prices are believed to reflect the fair value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined in good faith through consideration of other factors in accordance with procedures adopted by, and under the general supervision of, the Board of Trustees (“the Board”).

To the extent that a Fund invests in non-U.S. dollar denominated securities, the value of all assets and liabilities not denominated in United States dollars will be translated into United States dollars on the valuation date. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each day the NYSE is open for business (a “business day”). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and on which net asset value is not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio

Notes to Financial Statements March 31, 2020 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in a Fund’s calculation of net assets unless the Trustees deem that the particular event would materially affect net asset value, in which case an adjustment will be made.

In accordance with the authoritative guidance on fair value measurement and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of the investment classification, refer to the Schedules of Investments, Schedules of Securities Sold Short, Not Yet Purchased, open forward currency contracts and list of open swap contracts.

Securities Sold Short, Not Yet Purchased — As consistent with the RiverPark Long/Short Opportunity Fund’s investment objectives, the Fund intends to sell securities short so long as, as a result of that sale, the current value of securities sold short, not yet purchased by the Fund would not exceed 50% of the value of its gross assets (including the amounts borrowed) and 100% of the value of its net assets. As consistent with the RiverPark Strategic Income Fund’s investment objectives, the Fund intends to sell securities short so long as, as a result of that sale, the current value of securities sold short, not yet purchased by the Fund would not exceed 15% of the value of its net assets. A short sale is the sale by a fund of a security which it does not own in anticipation of purchasing the same security in the future. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds are then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. Until the security is replaced, the Funds are required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, the Funds also may be required to pay a fee, which is shown as an expense for financial reporting purposes. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A realized gain, limited to the price at which the Funds sold the security short, or a realized loss, unlimited in size on a standalone basis, will be recognized upon the close of a short sale.

Until the Funds close their short position or replace the borrowed security, the Funds will maintain a segregated account with its custodian containing marginable securities. The Funds may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Funds may maintain higher levels of marginable assets (for example, long equity positions) for collateral needs thus reducing their overall managed assets available for trading purposes.

Notes to Financial Statements March 31, 2020 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

Written/Purchased Options — Each of the Funds may purchase call and put options on securities to seek capital growth or for hedging purposes. Each Fund may also write and sell covered call and put options as well as purchase and write options on stock indices (such as the S&P 500 Index) listed on domestic or foreign securities exchanges or traded in the over-the-counter market for hedging purposes. Additionally, the RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund may sell uncovered call and put options on securities and stock indices.

The RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund may invest up to 50% of the value of their assets, represented by premiums paid, to purchase call and put options on securities and securities indices. The Funds may write covered call and put options on securities and securities indices, so long as the aggregate nominal value does not exceed 200% of the value of its assets.

An option on a security provides the purchaser, or “holder,” with the right, but not the obligation, to purchase, in the case of a “call” option, or sell, in the case of a “put” option, the security or securities underlying the option, for a fixed exercise price up to a stated expiration date. The holder pays a nonrefundable purchase price for the option, known as the “premium.” The maximum amount of risk the purchaser of the option assumes is equal to the premium plus related transaction costs, although the entire amount may be lost. The risk of the seller, or “writer,” however, is potentially unlimited, unless the option is “covered,” which is generally accomplished through the writer’s ownership of the underlying security, in the case of a call option, or the writer’s segregation of an amount of cash or securities equal to the exercise price, in the case of a put option. If the writer’s obligation is not covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.

The realized and unrealized gain (loss) from purchased and written options, if any, are disclosed separately on the Statements of Operations.

For the period ended March 31, 2020, the average delta-adjusted monthly market value of equity options was as follows:

Purchased Options
RiverPark Long/Short Opportunity Fund	$—
RiverPark Strategic Income Fund	$(178,530)
Written Options
RiverPark Long/Short Opportunity Fund	$268,594
RiverPark Strategic Income Fund	$(985,438)

Swap Agreements — The Funds may invest in equity-linked securities, including, but not limited to, participation notes, certificates, and equity swaps. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a foreign security index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities and subject to each Fund’s restrictions on investments in foreign securities.

Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment. An equity swap may be used by a Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise deemed impractical or disadvantageous. Equity swaps may also be used for hedging purposes or to seek to increase exposure and total return. A Fund’s ability to enter into certain swap transactions may be limited by tax considerations. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer.

Equity swap contracts may be structured in different ways. For example, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap

Notes to Financial Statements March 31, 2020 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on the equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks and the interest paid or received by the Fund on the notional amount. In other cases, the counterparty and the Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks). A Fund will generally enter into equity swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term.

Equity swaps are derivatives and their value can be very volatile. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the counterparty to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the cost of the underlying asset without the use of leverage. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. To the extent that the Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss. Because equity swaps can be illiquid, a Fund may be unable to terminate its obligations when desired. When entering into swap contracts, a Fund must “set aside” liquid assets, or engage in other appropriate measures to “cover” its obligation under the swap contract.

Swaps are marked-to-market daily and are valued at the unrealized appreciation or depreciation on the instrument based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations. Net change unrealized gain on swap contracts was $1,192,000 for the six-month period ended March 31, 2020. Periodic reset payments on the total return swap are inclusive of interest, commissions and dividends which are recorded as part of the net realized gains and losses in the Statements of Operations. Net realized loss on swap contracts was $15,134,000 for the six-month period ended March 31, 2020. For the period ended March 31, 2020, the average notional value of equity swaps was as follows:

RiverPark Long/Short Opportunity Fund

Average Monthly Notional Value Long	$10,855,588
Average Monthly Notional Value Short	48,278,455

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve their investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds’ ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, they will not be able to implement their investment strategy. For the period ended March 31 2020, the RiverPark Long/Short Opportunity Fund entered into swap agreements with only one counterparty, Goldman Sachs International.

To reduce counterparty risk with respect to Over-the-Counter (“OTC”) transactions, the Funds have entered into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in purchased equity options and swaps for each individual counterparty. In addition, the Funds may require that certain counterparties

Notes to Financial Statements March 31, 2020 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

The following is a summary by counterparty of the market value of swap agreements and collateral (received)/pledged for the RiverPark Long/Short Opportunity Fund as of March 31, 2020 (000)*†:

			Gross Amounts not offset in the Statements of Assets and Liabilities
Gross Amounts of Recognized Assets	Gross Amounts Offsets in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral Received (Pledged)	Net Amount
$5,974	$—	$5,974	$(3,490)	$—	$2,484

			Gross Amounts not offset in the Statements of Assets and Liabilities
Gross Amounts of Recognized Liabilities	Gross Amounts Offsets in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral Received (Pledged)	Net Amount
$(3,490)	$—	$(3,490)	$3,490	$—	$—

†

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from swaps can only be netted across transactions governed under the same master agreement with the same legal entity.

*

Collateral received/pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amount received/pledged may exceed this amount and may fluctuate in value.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

Notes to Financial Statements March 31, 2020 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

Master Limited Partnerships — The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners.

MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management.

An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. As a partnership, an MLP has no tax liability at the entity level. If, as a result of a change in current law or a change in an MLP’s business, an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution by the MLP would be reduced and distributions received by investors would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, return of capital, or capital gain). Therefore, treatment of an MLP as a corporation for federal income tax purposes would result in a reduction in the after-tax return to investors, likely causing a reduction in the value of the Funds’ shares. Dividends from MLPs are recorded on the ex-dividend date.

Investment Transactions — Security transactions are accounted for on the trade date, the date the order to buy or sell is executed. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Discounts or premiums are accreted or amortized to interest income using the effective interest method. Interest income is recognized on the accrual basis from settlement date. Dividend income and expenses and other distributions are recorded on the ex-dividend date, except certain dividends and distributions from foreign securities which are recorded as soon as a Fund is informed after the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Defaulted Investments — Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses — Expenses of the Trust that can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of Funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Notes to Financial Statements March 31, 2020 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund’s do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — Each Fund may, but is not obligated to, enter into forward foreign currency exchange contracts (“forward contracts”) in order to protect against uncertainty in the level of future foreign exchange rates in the purchases and sale of securities. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although forward contracts are intended to minimize currency risk — the risk of loss due to a decline in the value of the hedged currencies — at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. As of March 31, 2020, the RiverPark Strategic Income Fund and the RiverPark Short Term High Yield Fund held forward contracts as currency hedges against foreign bonds. It is the Funds’ policy to present the gross unrealized appreciation and gross unrealized depreciation of the forward contracts separately on the Statements of Assets and Liabilities as the Funds do not have a master netting agreement with the counterparty to the forward contracts. As of March 31, 2020, the RiverPark Short Term High Yield Fund and RiverPark Strategic Income Fund entered into one month forward contracts with one counterparty, Brown Brothers Harriman. In accordance with this policy, the unrealized appreciation and depreciation as of March 31, 2020 is presented as unrealized appreciation or depreciation on forward foreign currency contracts on the Statements of Assets and Liabilities. Realized and change in unrealized gains (losses) on forward contracts are disclosed separately on the Statements of Operations. For the period ended March 31, 2020, the average balances of forward foreign currency exchange contracts were as follows:

Average Monthly Notional Contracts:
RiverPark Strategic Income Fund	$16,799,341
RiverPark Short Term High Yield Fund	23,563,379

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders annually for the RiverPark Large Growth Fund, RiverPark/Wedgewood Fund and RiverPark Long/Short Opportunity Fund, and declared and paid monthly for the RiverPark Short Term High Yield Fund, RiverPark Strategic Income Fund and the RiverPark Floating Rate CMBS Fund. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Income Taxes — Each Fund intends to qualify or continue to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current year. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of, and changes to, tax laws, regulations and interpretations thereof.

Notes to Financial Statements March 31, 2020 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

As of and during the six-month period ended March 31, 2020, the Funds did not have a tax liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any significant interest or penalties.

Cash and Cash Equivalents — Cash equivalents include short-term, highly liquid investments with a maturity date at time of purchase of three months or less. The Company maintains cash and cash equivalent balances which, at times during the period, exceeded the $250,000 amount insured by the Federal Deposit Insurance Corporation. The Manager manages the risk of loss by banking with major institutions.

3. Agreements

Investment Advisory Agreement — RiverPark Advisors, LLC (“RiverPark”) serves as the Funds’ investment adviser (the “Adviser”). The Adviser has contractually agreed to waive its fees and to absorb expenses of each Fund through January 31, 2021 to the extent necessary to ensure that ordinary operating expenses of each class (excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, not yet purchased, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, certain levels as set forth below.

The table below shows the rate of each Fund’s investment advisory fee and the Adviser’s contractual expense limitation for each Fund:

Fund	Advisory Fee Before Contractual Fee Reduction	Expense Limitation (Institutional Class)	Expense Limitation (Retail Class)	Expense Limitation (Class C)*
RiverPark Large Growth Fund	0.65%	1.00%	1.25%	2.00%
RiverPark/Wedgewood Fund	0.65%	1.00%	1.25%	2.00%
RiverPark Short Term High Yield Fund	0.65%	1.00%	1.25%	N/A
RiverPark Long/Short Opportunity Fund	1.50%	1.85%	2.00%	2.85%
RiverPark Strategic Income Fund	0.65%	1.00%	1.25%	2.00%
RiverPark Floating Rate CMBS Fund	0.65%	0.85%	1.25%	N/A

*	Class C Shares are not currently being offered for sale to investors.

The Funds have each agreed to repay the Adviser in the amount of any fees waived and Fund expenses absorbed, subject to the limitations that: (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement; and (2) the reimbursement will not be made if it would cause the annual expense limitation in effect at the time of the waiver or at the time of the reimbursement to be exceeded. This arrangement will remain in effect unless and until the Board approves its modification or termination. The Adviser can recapture any fees it has waived within a three-year period subject to the applicable annual rates in the above table.

Notes to Financial Statements March 31, 2020 (Unaudited)

3. Agreements (continued)

For the period ended March 31, 2020, the Adviser fee waiver analysis is as follows:

	Unexpired Fee Waivers at September 30, 2019	Fees Waived for the Period Ended March 31, 2020	Fees Recaptured for the Period Ended March 31, 2020	Fee Waivers Expired for the Period Ended March 31, 2020	Unexpired Fee Waivers at March 31, 2020
RiverPark Long/Short Opportunity Fund	$10,313	$2,010	$—	$—	$12,323
RiverPark Floating Rate CMBS Fund	262,834	37,588	—	—	300,422

	Expiring 2020	Expiring 2021	Expiring 2022	Expiring 2023	Total
RiverPark Long/Short Opportunity Fund	$3,714	$3,195	$3,404	$2,010	$12,323
RiverPark Floating Rate CMBS Fund	219,759	7,344	35,731	37,588	$300,422

RiverPark provides day-to-day portfolio management services to the RiverPark Large Growth Fund, RiverPark Long/Short Opportunity Fund and the RiverPark Floating Rate CMBS Fund. The Adviser has discretion to purchase and sell securities in accordance with these Funds’ objectives, policies, and restrictions.

RiverPark oversees the day-to-day portfolio management services provided by the following sub-advisers:

Fund	Investment Sub-Adviser
RiverPark/Wedgewood Fund	Wedgewood Partners, Inc.
RiverPark Short Term High Yield Fund	Cohanzick Management, LLC
RiverPark Strategic Income Fund	Cohanzick Management, LLC

The discretion to purchase and sell securities in accordance with these Funds’ objectives, policies, and restrictions has been delegated by the Adviser to Wedgewood Partners, Inc. (“Wedgewood”) and Cohanzick Management, LLC with regard to each respective Fund to which such parties serve as sub-adviser. The Adviser pays the sub-advisers a monthly fee based upon the net assets managed by such sub-adviser from the management fee paid to the Adviser pursuant to the Investment Advisory Agreement. The Funds are not responsible for the payment of the sub-advisory fees.

RiverPark (and its affiliated advisers) and Wedgewood may be considered to be affiliates as RiverPark shareholders own approximately 6% of Wedgewood Partners, and the owners of Wedgewood own 2.5% of RiverPark’s holding company. For its services as sub-adviser to the RiverPark/Wedgewood Fund, Wedgewood is entitled to a fee to be paid from RiverPark’s adviser fee, and such fee is calculated daily and paid monthly at an annual rate of 0.325% of RiverPark/Wedgewood Fund’s average net assets in excess of $50,000,000.

Administrator, Custodian and Transfer Agent — SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ administrator pursuant to an Administration Agreement under which the Administrator provides administrative and accounting services. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and average daily net assets of the Fund. For the six-month period ended March 31, 2021, before the voluntary waiver outlined in the sentences to follow, the Funds incurred $416,634 for these services. The Administrator has voluntarily agreed to waive a portion of their fees for the RiverPark Floating Rate CMBS Fund in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, proxy fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers by the Funds’ Administrator are limited

Notes to Financial Statements March 31, 2020 (Unaudited)

3. Agreements (continued)

to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntarily and the Funds’ Administrator may discontinue all or part of any of these waivers at any time.

Brown Brothers Harriman & Co. (the “Custodian”) serves as the Funds’ custodian pursuant to a Custodian Agreement.

DST Systems, Inc. (the “Transfer Agent”) serves as the Funds’ transfer agent pursuant to an Agency Agreement.

Distribution Agreement — SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments Company and an affiliate of the Administrator (the “Distributor”) serves as the Funds’ distributor pursuant to a Distribution Agreement.

The Trust has adopted a shareholder services plan under which a shareholder servicing fee may be paid at an annual rate of up to 0.25% of average daily net assets attributable to Retail Class Shares and Institutional Class Shares of the Funds to banks and their affiliates and other institutions, including broker-dealers, as compensation for providing non-distribution related shareholder services. Aggregate compensation for the Institutional Class Shares will not exceed on an annual basis 0.15% of the average daily net assets of such class. As of March 31, 2020, there were no shareholder servicing fees charged to Institutional Class Shares.

The Trust has adopted an administrative services plan under which each Fund may pay a non-distribution related administrative services fee at an annual rate of up to 0.20% and 0.15% of the average daily net assets of the Retail Class Shares and Institutional Class Shares, respectively, to financial institutions, retirement plans, broker-dealers, depository institutions, institutional shareholders of record, registered investment advisers and other financial intermediaries and various brokerage firms or other industry recognized service providers of fund supermarkets or similar programs who provide administrative, recordkeeping and support servicing to their customers.

Other — Certain officers and Trustees of the Trust are also officers of the Adviser and the Administrator. Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and any staff are paid for by the Funds as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations.

4. Investment Transactions

The cost of security purchases and proceeds from security sales and maturities, other than short-term investments, short sales, purchases to cover, written and purchased options, and short-term securities for the six-month period ended March 31, 2020, were as follows:

Fund	Purchases (000)	Proceeds from Sales and Maturities (000)
RiverPark Large Growth Fund	$16,813	$24,204
RiverPark/Wedgewood Fund	42,906	80,571
RiverPark Short Term High Yield Fund	966,751	175,246
RiverPark Long/Short Opportunity Fund	35,058	26,971
RiverPark Strategic Income Fund	96,872	110,401
RiverPark Floating Rate CMBS Fund	151,705	119,011

Notes to Financial Statements March 31, 2020 (Unaudited)

5. Federal Tax Information

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the last two years ended September 30, 2019 and 2018 was as follows (000):

Fund	Ordinary Income	Long-Term Capital Gain	Total
RiverPark Large Growth Fund
2019	$—	$6,064	$6,064
2018	7	4,118	4,125
RiverPark/Wedgewood Fund
2019	—	98,087	98,087
2018	—	79,266	79,266
RiverPark Short Term High Yield Fund
2019	25,307	—	25,307
2018	22,993	—	22,993
RiverPark Long/Short Opportunity Fund
2019	—	8,972	8,972
2018	—	1,077	1,077
RiverPark Strategic Income Fund
2019	15,912	—	15,912
2018	18,338	—	18,338
RiverPark Floating Rate CMBS Fund
2019	4,065	536	4,601
2018	2,316	—	2,316

As of September 30, 2019, the components of distributable earnings/(accumulated losses) on a tax basis were as follows (000):

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforward	Post-October Losses	Current Year Loss Deferral	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
RiverPark Large Growth Fund	$—	$5,400	$—	$—	$(146)	$15,933	$1	$21,188
RiverPark/Wedgewood Fund	—	33,823	—	—	(122)	30,392	—	64,093
RiverPark Short Term High Yield Fund	1,091	—	(17,916)	—	—	(4,163)	—	(20,988)
RiverPark Long/Short Opportunity Fund	8,434	—	—	—	(961)	19,993	(657)	26,809
RiverPark Strategic Income Fund	624	—	(55,581)	—	—	(11,724)	(1)	(66,682)
RiverPark Floating Rate CMBS Fund	—	7	—	—	—	(92)	(1)	(86)

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

Notes to Financial Statements March 31, 2020 (Unaudited)

5. Federal Tax Information (continued)

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2019 through September 30, 2019 and specified losses realized on investment transactions from November 1, 2018 through September 30, 2019. The RiverPark Large Growth Fund, RiverPark/Wedgewood Fund and RiverPark Long/Short Opportunity Fund elect to defer the late-year losses of $145,993, $121,717 and $961,423, respectively, and to treat it as having arisen in the following fiscal year.

Funds are permitted to carry forward capital losses indefinitely and such losses will retain their character as either short-term or long-term. As of September 30, 2019, the Funds had capital loss carryforwards as follows (000):

Fund	Short Term Loss	Long Term Loss	Total
RiverPark Short Term High Yield Fund	$12,870	$5,046	$17,916
RiverPark Strategic Income Fund	8,950	46,631	55,581

During the year ended September 30, 2019, the following funds utilized capital loss carryforwards to offset capital gains as follows (000):

Fund	Short Term Loss	Long Term Loss	Total
RiverPark Short Term High Yield Fund	$645	$271	$916

For federal income tax purposes, the cost of investments owned at March 31, 2020 and the net realized gains or losses on securities sold for the period could be different from amounts reported for financial reporting purposes, due to partnership basis adjustments and book versus tax adjustment such as wash sales which cannot be used for federal income tax purposes in the current year and have been deferred for use in future years. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds were as follows (000):

Fund	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
RiverPark Large Growth Fund	$31,215	$12,575	$(1,837)	$10,738
RiverPark/Wedgewood Fund	47,798	6,902	(3,111)	3,791
RiverPark Short Term High Yield Fund	583,917	1,007	(13,831)	(12,824)
RiverPark Long/Short Opportunity Fund	65,953	18,197	(3,072)	15,125
RiverPark Strategic Income Fund	211,621	907	(41,264)	(40,357)
RiverPark Floating Rate CMBS Fund	238,700	—	(52,956)	(52,956)

6. Risks

The RiverPark Short Term High Yield Fund and RiverPark Strategic Income Fund invest in fixed-income instruments that are or are rated below investment grade by Moody’s Investors Service, Inc. and Standard & Poor’s Corporation and accordingly involve greater risk. Such securities are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk to adverse conditions. These securities offer higher returns than bonds with higher ratings as compensation for holding an obligation of an issuer perceived to be less creditworthy. Changes in economic conditions or developments regarding issuers of non-investment grade debt securities are more likely to cause price volatility and weaken the capacity of such issuers to make principal and interest payments than is the case for higher grade debt securities. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.

Notes to Financial Statements March 31, 2020 (Unaudited)

6. Risks (continued)

High-yield securities are generally not exchange-traded and, as a result, these instruments trade in a smaller secondary market than exchange-traded bonds. In addition, the Funds invest in bonds of issuers that do not have publicly traded equity securities, making it more difficult to hedge the risks associated with such investments.

The RiverPark Short Term High Yield Fund and RiverPark Strategic Income Fund may invest in securities of companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns to the Funds, they involve a substantial degree of risk.

The RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund are exposed to the risks of using leverage and short sales. The RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund may use leverage. Leverage is the practice of borrowing money to purchase securities. These investment practices involve special risks. Leverage can increase the investment returns of the RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund will suffer a greater loss than would have resulted without the use of leverage. A short sale is the sale by the RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund will recognize a loss. The risk on a standalone or unhedged short sale is unlimited because the RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.

The RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund are able to invest in options which expose investors to the risks inherent in trading options. These risks include, but are not limited to, volatile movements in the price of the underlying instrument and misjudgments as to the future prices of the options and/or the underlying instrument. Increased option volatility can increase both the profit potential and the risk associated with a fund’s trading. While volatility can be monitored and reacted to, there is no cost-effective means of hedging against market volatility.

Selling options creates additional risks. The seller of a “naked” call option (or the seller of a put option who has a short position in the underlying instrument) is subject to the risk of a rise in the price in the underlying instrument above the strike price, which risk is reduced only by the premium received for selling the option. In exchange for the proceeds received from selling the call option (in lieu of an outright short position), the option seller gives up (or will not participate in) all of the potential gain resulting from a decrease in the price of the underlying instrument below the strike price prior to expiration of the option.

The seller of a “naked” put option (or the seller of a call option who has a long position in the underlying instrument) is subject to the risk of a decline in price of the underlying instrument below the strike price, which risk is reduced only by the proceeds received from selling the option. In exchange for the premium received for selling the put option (in lieu of an outright long position), the option seller gives up (or will not participate in) all of the potential gain resulting from an increase in the price of the underlying instrument above the strike price prior to the expiration of the option. Due to the inherent leveraged nature of options, a relatively small adverse move in the price of the underlying instrument may result in immediate and substantial losses to a Fund.

The RiverPark Long/Short Opportunity Fund invests in swaps. The use of swaps is a highly specialized activity that involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in the reference assets and short sales. Transactions in swaps can involve greater risks than if the RiverPark Long/Short Opportunity Fund had invested directly in the reference asset

Notes to Financial Statements March 31, 2020 (Unaudited)

6. Risks (continued)

because, in addition to general market risks, swaps are also subject to illiquidity risk, counterparty risk, credit risk and valuation risk. Because they are two-party contracts and because they may have terms of greater than seven days, swap transactions may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. Swaps may also be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. As a registered investment company, the Fund must “set aside” liquid assets (often referred to as “asset segregation”), or engage in other approved measures to “cover” open positions with respect to certain kinds of derivatives instruments. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the SEC’s positions regarding asset segregation.

The RiverPark Long/Short Opportunity Fund is exposed to counterparty credit risk through its investment in swap contracts. The RiverPark Long/Short Opportunity Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of default or bankruptcy of the counterparty, or if the counterparty fails to honor its obligations. The RiverPark Long/Short Opportunity Fund has entered into swap agreements with a single counterparty (Goldman Sachs International), focusing its exposure to the counterparty credit risk of that single counterparty. Furthermore, the swap counterparty’s obligation to the RiverPark Long/Short Opportunity Fund likely will not be collateralized. The RiverPark Long/Short Opportunity Fund typically settles swap agreements on a rolling 13-month basis.

The RiverPark Short Term High Yield Fund and RiverPark Strategic Income Fund may invest in bank loan obligations. The secondary market for loans is a private, unregulated inter-dealer or inter-bank resale market. Purchases and sales of loans are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans and may negatively impact the transaction price. It may take longer than seven days for transactions in loans to settle.

The Fund may hold cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs due to the extended loan settlement process, such as to satisfy redemption requests from Fund shareholders.

The RiverPark/Wedgewood Fund and RiverPark Floating Rate CMBS Fund are non-diversified, which means that it may hold larger positions in a smaller number of individual securities than if it were diversified. This means that increases or decreases in the value of any of the individual securities owned by the Funds may have a greater impact on the Fund’s net asset value and total return than would be the case in a diversified fund which would likely hold more securities. Therefore, the Fund’s value may fluctuate more, and it could incur greater losses as a result of decreases in the value of any one of its holdings, than if it had invested in a larger number of stocks.

The Information Technology sector is an important sector for growth oriented strategies and thus may represent a large percentage of the investments of RiverPark Large Growth, RiverPark Long/Short and RiverPark/Wedgewood. The sector includes a number of important industries such as software & services, hardware & equipment, and semiconductors. Investments in Information Technology are potentially riskier than investments in more mature industries because the nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete and barriers to entry are difficult to determine. Additionally, valuations are often higher, and price movements may be more volatile.

The RiverPark Floating Rate CMBS Fund will invest in commercial real estate debt securities (“CRE Debt”). CRE Debt securities are not backed by the full faith and credit of the U.S. government and are subject to risk of default on the underlying mortgages. CRE Debt may react differently to changes in interest rates than other bonds and the prices of CRE Debt may reflect adverse economic and market conditions. Small movements in interest rates may significantly reduce the value of CRE Debt.

Notes to Financial Statements March 31, 2020 (Unaudited)

6. Risks (continued)

The CRE Debt securities in which the Fund is expected to invest are subject to the risks of the underlying mortgage loans. Commercial mortgage loans are secured by commercial property and are subject to risks of delinquency and foreclosure, and risks of loss. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Net operating income of an income-producing property can be affected by, among other things, tenant mix, success of tenant businesses, property management decisions, property location and condition, competition from comparable types of properties, changes in laws that increase operating expense or limit rents that may be charged, any need to address environmental contamination at the property, the occurrence of any uninsured casualty at the property, changes in national, regional or local economic conditions and/or specific industry segments, declines in regional or local real estate values, declines in regional or local rental or occupancy rates, increases in interest rates, real estate tax rates and other operating expenses, changes in governmental rules, regulations and fiscal policies, including environmental legislation, acts of God, terrorism, social unrest and civil disturbances.

Difficult conditions in the markets for CRE Debt securities and mortgage-related assets as well as the broader financial markets have in the past resulted in a temporary but significant contraction in liquidity for CRE Debt securities. Liquidity relates to the ability of the Fund to sell its investments in a timely manner at a price approximately equal to its value on the Fund’s books. To the extent that the market for CRE Debt securities suffers such a contraction, securities that were considered liquid at the time of investment could become temporarily illiquid, and the Sub-Adviser may experience delays or difficulty in selling assets at the prices at which the Fund carries such assets, which may result in a loss to the Fund. There is no way to predict reliably when such market conditions could re-occur or how long such conditions could persist.

CMBS may involve the risks of delinquent payments of interest and principal, early prepayments and potentially unrecoverable principal loss from the sale of foreclosed property. Subordinated classes of CMBS are generally entitled to receive repayment of principal only after all required principal payments have been made to more senior classes and also have subordinated rights as to receipt of interest distributions. Such subordinated classes are subject to a greater risk of non-payment than are senior classes.

CLOs (collateralized loan obligations) and other similarly structured securities are types of asset-backed securities. The cash flows from the CLO trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the loans in the trust and serves to protect the other, more senior tranches from default. Since it is partially protected from defaults, a senior tranche from CLO trust typically has higher ratings and lower yields than the underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the collateral and the class of the CLO in which the Fund invests. Normally, CLOs and other similarly structured securities are privately offered and sold, and thus are not registered under the securities laws.

A more complete description of risks is included in each Fund’s prospectus and SAI.

Notes to Financial Statements March 31, 2020 (Unaudited)

7. Other

As of March 31, 2020, the Funds had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Funds. These represent omnibus shareholder accounts comprised of one or many individual shareholders.

Fund
RiverPark Large Growth Fund
Institutional Class Shares	75%
Retail Class Shares	92%
RiverPark/Wedgewood Fund
Institutional Class Shares	65%
Retail Class Shares	60%
RiverPark Short Term High Yield Fund
Institutional Class Shares	77%
Retail Class Shares	82%
RiverPark Long/Short Opportunity Fund
Institutional Class Shares	83%
Retail Class Shares	82%
RiverPark Strategic Income Fund
Institutional Class Shares	68%
Retail Class Shares	79%
RiverPark Floating Rate CMBS Fund
Institutional Class Shares	82%
Retail Class Shares	93%

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

8. New Accounting Pronouncements

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Call-able Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The implications of the ASU have been determined to be immaterial to the Funds.

Notes to Financial Statements March 31, 2020 (Unaudited)

9. Subsequent Events

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

The impact of the coronavirus (“COVID-19”) outbreak on the financial performance of the Fund’s investments will depend on future developments, including the duration and spread of the outbreak and related advisories and restrictions. These developments and the impact of COVID-19 on the financial markets and the overall economy are highly uncertain and cannot be predicted. If the financial markets and/or the overall economy are impacted for an extended period, the Fund’s investment results and its service providers may be materially affected.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund’s costs in two ways.

● Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”.

● Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return—the account values shown may not apply to your specific investment.

	Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Net Annualized Expense Ratios	Expenses Paid During Period**
RiverPark Large Growth Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$915.60	0.94%	$4.50
Hypothetical 5% Return	1,000.00	1,020.30	0.94	4.75

RiverPark Large Growth Fund — Retail Class Shares
Actual Fund Return	1,000.00	914.30	1.23	5.89
Hypothetical 5% Return	1,000.00	1,018.85	1.23	6.21

RiverPark/Wedgewood Fund — Institutional Class Shares
Actual Fund Return	1,000.00	913.70	0.85	4.07
Hypothetical 5% Return	1,000.00	1,020.75	0.85	4.29

RiverPark/Wedgewood Fund — Retail Class Shares
Actual Fund Return	1,000.00	912.20	1.12	5.35
Hypothetical 5% Return	1,000.00	1,019.40	1.12	5.65

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Net Annualized Expense Ratios		Expenses Paid During Period**
RiverPark Short Term High Yield Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$994.10	0.93%		$4.64
Hypothetical 5% Return	1,000.00	1,020.35	0.93		4.70

RiverPark Short Term High Yield Fund — Retail Class Shares
Actual Fund Return	1,000.00	991.80	1.07		5.33
Hypothetical 5% Return	1,000.00	1,019.65	1.07		5.40

RiverPark Long/Short Opportunity Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,141.50	1.79		9.58
Hypothetical 5% Return	1,000.00	1,016.05	1.79		9.02

RiverPark Long/Short Opportunity Fund — Retail Class Shares
Actual Fund Return	1,000.00	1,140.40	2.00		10.70
Hypothetical 5% Return	1,000.00	1,014.60	2.00		10.08

RiverPark Strategic Income Fund — Institutional Class Shares
Actual Fund Return	1,000.00	877.30	1.12	†	5.26
Hypothetical 5% Return	1,000.00	1,019.40	1.12		5.65

RiverPark Strategic Income Fund — Retail Class Shares
Actual Fund Return	1,000.00	876.00	1.27	†	5.96
Hypothetical 5% Return	1,000.00	1,018.65	1.27		6.41

RiverPark Floating Rate CMBS Fund — Institutional Class Shares
Actual Fund Return	1,000.00	789.30	0.88		3.94
Hypothetical 5% Return	1,000.00	1,020.60	0.88		4.45

RiverPark Floating Rate CMBS Fund — Retail Class Shares
Actual Fund Return	1,000.00	787.20	1.20		5.36
Hypothetical 5% Return	1,000.00	1,019.00	1.20		6.06

**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
†

The annualized expense ratios include dividend expense and stock loan fees incurred during the six month period. Annualized dividend expense and stock loan fees of average net assets totaled 0.18%. Had these expenses not been included the ratios would have been 0.94% and 1.09%, respectively.

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INVESTMENT ADVISER

RiverPark Advisors, LLC

156 West 56th Street, 17th Floor

New York, New York 10019

CUSTODIAN

Brown Brothers Harriman & Co.

40 Water Street

Boston, Massachusetts 02109

PRIME BROKER

Goldman Sachs & Co.

200 West Street, 3rd Floor

New York, NY 10282

TRANSFER AGENT

DST Systems, Inc.

333 West 11th Street, 5th Floor

Kansas City, Missouri 64105

ADMINISTRATOR

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

DISTRIBUTOR

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

FUND COUNSEL

Blank Rome LLP

405 Lexington Avenue

New York, New York 10174-0208

This information must be preceded or accompanied by a
current prospectus for the Trust.

RPF-SA-001-1000

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverPark Funds Trust

By (Signature and Title)*	/s/ Morty Schaja
Morty Schaja
President

Date: June 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Morty Schaja
Morty Schaja
President

Date: June 8, 2020

By (Signature and Title)*	/s/ Stephen P. Connors
Stephen P. Connors
Chief Financial Officer and Treasurer

Date: June 8, 2020

*	Print the name and title of each signing officer under his or her signature.